                                                 AMERICAN EXPRESS
                                              MONEY MARKET ACCOUNTS

                                                    OFFERED BY
                                                THE RESERVE FUNDS

                                                   PRIMARY FUND
                                                U.S. GOVERNMENT FUND
                                                 U.S. TREASURY FUND

                                              INTERSTATE TAX-EXEMPT FUND

                                             CALIFORNIA II TAX-EXEMPT FUND
                                              CONNECTICUT TAX-EXEMPT FUND
                                                FLORIDA TAX-EXEMPT FUND
                                             MASSACHUSETTS TAX-EXEMPT FUND
                                               MICHIGAN TAX-EXEMPT FUND
                                              NEW JERSEY TAX-EXEMPT FUND
                                               NEW YORK TAX-EXEMPT FUND
                                                 OHIO TAX-EXEMPT FUND
                                             PENNSYLVANIA TAX-EXEMPT FUND
                                               VIRGINIA TAX-EXEMPT FUND


American Express Money Market Account is a cash management service offered by The Reserve Funds through American Enterprise Investment Services Inc., a subsidiary of American Express Financial Corporation. Shares offered are shares of The Reserve Funds.

AMERICAN ENTERPRISE INVESTMENT SERVICES INC.                 ANNUAL REPORT
A SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION        May 31, 2001


70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
www.americanexpress.com                                          [LOGO]

(c) 1998 American Express Financial Corporation
All rights reserved.


This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

DISTRIBUTOR - RESRV PARTNERS, INC.
AMEX/ANNUAL 07/01                                        8023 VERSION C 6/00

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Boards of Trustees and Shareholders of The Reserve Fund, Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust:

In our opinion, the accompanying statements of net assets and the statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Reserve Fund--Primary Fund, U.S. Government Fund and U.S. Treasury Fund (three of the four portfolios constituting The Reserve Fund), Reserve New York Tax-Exempt Trust--New York Tax-Exempt Fund and the Reserve Tax-Exempt Trust--California II Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Interstate Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund (collectively, the "Trusts") at May 31, 2001, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
June 27, 2001

                         THE RESERVE FUND--PRIMARY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                     VALUE
   AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--83%                   (NOTE 1)
 ---------    --------------------------------------------                   --------
              DOMESTIC--15.1%
$200,000,000  Citibank, 3.91%, 9/4/01.................................  $       200,005,224
 192,000,000  Comerica Bank, 4.04%, 6/19/01...........................          191,998,149
 225,000,000  First Union National Bank, 4.38%, 12/5/01...............          225,000,000
 150,000,000  Firstar Bank, 4.30%, 7/24/01............................          150,000,000
  50,000,000  Northern Trust Company, 5.18%, 8/20/01..................           50,081,304
 115,000,000  Southtrust Bank, 4.90%, 6/18/01.........................          115,000,000
 115,000,000  Southtrust Bank, 4.71%, 7/19/01.........................          115,000,000
                                                                        -------------------
                                                                              1,047,084,677
                                                                        -------------------
              YANKEES--67.9%
 261,000,000  BNP Paribas, 5.09%, 8/6/01..............................          261,001,401
 170,000,000  Barclays Bank PLC, 4.02%, 3/19/02.......................          169,960,079
 261,000,000  Bayerische Hypo-und Vereinsbank AG, 5.15%, 8/08/01......          261,001,557
  50,000,000  Bayerische Landesbank Girozentrale, 6.36%, 6/12/01......           50,021,429
 100,000,000  Bayerische Landesbank Girozentrale, 3.93%, 8/29/01......          100,004,896
 115,000,000  Canadian Imperial Bank of Commerce, 4.99%, 6/11/01......          115,000,000
 261,000,000  Commerzbank AG, 5.14%, 8/13/01..........................          261,001,656
 115,000,000  Credit Agricole Indosuez, 4.69%, 7/13/01................          115,000,000
  65,000,000  Credit Agricole Indosuez, 4.75%, 7/23/01................           65,000,000
 115,000,000  Credit Suisse First Boston, 5.01%, 6/7/01...............          115,000,000
 115,000,000  Credit Suisse First Boston, 4.79%, 6/21/01..............          115,000,000
  65,000,000  Danske Bank, 4.70%, 7/17/01.............................           65,000,000
 150,000,000  Danske Bank, 5.15%, 8/6/01..............................          150,000,000
 115,000,000  Deutsche Bank, 4.79%, 6/29/01...........................          115,000,000
 115,000,000  Deutsche Bank, 4.71%, 7/23/01...........................          115,000,000
 100,000,000  Dexia Bank, 4.00%, 8/13/01..............................          100,000,000
 230,000,000  Dresdner Bank, 4.75%, 7/19/01...........................          230,000,000
 100,000,000  KBC Bank, 4.80%, 6/29/01................................          100,000,000
  93,000,000  KBC Bank, 5.41%, 7/16/01................................           93,001,296
 115,000,000  Landesbank Hessen-Thureingen Girozentrale, 4.05%,
              5/13/02.................................................          115,000,000
 100,000,000  Lloyds TSB Bank PLC, 4.68%, 7/17/01.....................          100,000,000
 100,000,000  Lloyds TSB Bank PLC, 3.97%, 8/23/01.....................          100,015,400
 100,000,000  National Westminster Bank PLC, 4.98%, 6/14/01...........          100,000,000
 131,000,000  National Westminster Bank PLC, 5.10%, 2/7/02............          131,005,152
 261,000,000  Norddeutsche Landesbank, 5.36%, 6/11/01.................          261,000,246
 115,000,000  Rabobank Nederland, 4.79%, 6/29/01......................          115,000,442
 100,000,000  Royal Bank of Canada, 4.21%, 5/15/02....................          100,000,000
 165,000,000  Societe Generale, 3.99%, 8/14/01........................          164,984,893
 200,000,000  Svenska Handelsbanken, 6.92%, 8/17/01...................          199,992,005
 261,000,000  Toronto Dominion Bank, 5.35%, 6/11/01...................          261,000,243
 261,000,000  UBS, 5.51%, 7/18/01.....................................          261,004,799
 215,000,000  Westdeutsche Landesbank Girozentrale, 4.78%, 6/28/01....          215,000,000
                                                                        -------------------
                                                                              4,719,995,494
                                                                        -------------------
              Total Negotiable Bank Certificates of Deposit (Cost
              $5,767,080,171).........................................        5,767,080,171
                                                                        -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                     VALUE
   AMOUNT                                                                    (NOTE 1)
 ---------                                                                   --------
              REPURCHASE AGREEMENTS--18.8%
              Bear Stearns & Co. Inc., 4.16%, due 6/1/01, repurchase
              proceeds at maturity $510,058,933 (collateralized by
              FGSI, 0%, due 9/1/26 to 9/1/29, valued at $19,676,580;
              FGSP 0% due 6/1/26 to 5/1/31, valued at $174,128,365,
              FNMS 6.00%, to 7.50%, due 4/1/13 to 5/1/31, valued at
              $18,437,255, FNST, 0%, due 6/1/23 to 6/1/30, valued at
              $324,450,102)...........................................  $       510,000,000
$510,000,000
              JP Morgan Chase & Co., 4.18%, due 6/1/01, repurchase
              proceeds at maturity $650,075,472 (collateralized by
              FGSI, 0%, due 10/1/27 to 9/1/30, valued at $90,334,443,
              FGSP 0% due 2/1/28 to 5/1/31 valued at $241,757,521,
              FNST, 0%, due 2/1/24 to 11/1/30 valued at
              $337,411,353)...........................................          650,000,000
 650,000,000
              State Street Bank, 4.13%, due 6/1/01, repurchase
              proceeds at maturity $150,017,208 (collateralized by
              FNMA, 0%, due 9/7/01 to 12/14/01 valued at
              $153,006,479)...........................................          150,000,000
 150,000,000
                                                                        -------------------
              Total Repurchase Agreements (Cost $1,310,000,000).......        1,310,000,000
                                                                        -------------------

               TOTAL INVESTMENTS (COST $7,077,080,171).............     101.8%  7,077,080,171
               LIABILITIES, LESS OTHER ASSETS......................      (1.8)   (126,706,226)
                                                                     --------  --------------
               NET ASSETS..........................................     100.0% $6,950,373,945
                                                                     ========  ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
               EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
               OF EACH CLASS:
               6,241,849,236 SHARES CLASS R..................................           $1.00
                                                                               ==============
               34,656,413 SHARES CLASS 75....................................           $1.00
                                                                               ==============
               224,456,872 SHARES CLASS TREASURER'S TRUST....................           $1.00
                                                                               ==============
               7,427,700 SHARES CLASS 45.....................................           $1.00
                                                                               ==============
               441,983,724 SHARES CLASS 25...................................           $1.00
                                                                               ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                    VALUE
   AMOUNT     REPURCHASE AGREEMENTS--100.1%                                 (NOTE 1)
 ---------    -----------------------------                                 --------
              Bear Stearns & Co. Inc., 4.14%, due 6/1/01, repurchase
              proceeds at maturity $432,049,680 (collateralized by
              GNMA, 5.00% to, 9.50%, due 10/15/01 to 8/15/40, valued
              at $447,908,306)........................................  $     432,000,000
$432,000,000
              Goldman Sachs & Co., 4.07%, due 6/1/01, repurchase
              proceeds at maturity $200,022,611 (collateralized by
              GNMA, 5.50% to 10.50%, due from 9/15/05 to 6/20/30,
              valued at $206,000,000).................................        200,000,000
 200,000,000
              Lehman Brothers, 4.05%, due 06/1/01, repurchase proceeds
              at maturity $280,031,500 (collateralized by GNMA, 4.50%
              to 13.00%, due from 11/15/01 to 5/15/31, valued at
              $288,354,934)...........................................        280,000,000
 280,000,000
                                                                        -----------------

               TOTAL REPURCHASE AGREEMENTS (COST $912,000,000).....     100.1%  912,000,000
               LIABILITIES, LESS OTHER ASSETS......................       (.1)   (1,120,945)
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $910,879,055
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
               EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
               OF EACH CLASS:
               887,101,356 SHARES CLASS R....................................         $1.00
                                                                               ============
               15,585,167 SHARES CLASS TREASURER'S TRUST.....................         $1.00
                                                                               ============
               4,439,200 SHARES CLASS 45.....................................         $1.00
                                                                               ============
               3,753,332 SHARES CLASS 25.....................................         $1.00
                                                                               ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                               VALUE
  AMOUNT     U.S. TREASURY BILLS--99.5%                                (NOTE 1)
 ---------   --------------------------                                --------
$16,000,000  3.60%--4.56%, 6/7/01................................  $      15,989,559
 39,500,000  3.63%--3.85%, 6/14/01...............................         39,448,143
  8,000,000  3.50%--3.52%, 6/21/01...............................          7,984,400
 24,000,000  4.15%--4.21%, 6/28/01...............................         23,924,355
 32,500,000  3.70%, 7/5/01.......................................         32,386,431
 39,500,000  4.00%--5.03%, 7/12/01...............................         39,289,254
 17,000,000  3.67%, 7/19/01......................................         16,916,813
  1,000,000  3.80%, 7/26/01......................................            994,194
 20,000,000  3.62%--4.74%, 8/2/01................................         19,838,404
 16,500,000  3.63%--4.70%, 8/9/01................................         16,354,841
 25,000,000  3.60%--4.70%, 8/16/01...............................         24,782,260
 36,500,000  3.57%--3.74%, 8/23/01...............................         36,192,543
 11,000,000  3.54%, 8/30/01......................................         10,902,787
 40,000,000  4.16%--4.18%, 9/13/01...............................         39,519,051
 30,000,000  3.56%, 9/20/01......................................         29,670,700
 22,000,000  3.96%, 10/4/01......................................         21,697,500
 34,000,000  3.54%, 11/1/01......................................         33,487,747
 18,500,000  3.57%--3.63%, 11/8/01...............................         18,205,389
                                                                   -----------------

               TOTAL U.S. TREASURY BILLS (COST $427,584,371).......      99.5%  427,584,371
               OTHER ASSETS, LESS LIABILITIES......................       0.5     2,015,771
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $429,600,142
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
               EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
               OF EACH CLASS:
               401,174,517 SHARES CLASS R....................................         $1.00
                                                                               ============
               28,425,625 SHARES CLASS TREASURER'S TRUST.....................         $1.00
                                                                               ============

                                          GLOSSARY
FGSI   --   Freddie MAC Gold STRIP Interest only
FGSP   --   Freddie MAC Gold STRIP Principal only
FNMA   --   Federal National Mortgage Association
FNMS   --   FNMA Mortgage-Backed Pass-Through Securities
FNST   --   FNMA STRIPS
GNMA   --   Government National Mortgage Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--98.6%                               (NOTE 1)
 ---------   -----------------------------                               --------
             ALABAMA--0.5%
$ 2,350,000  Stevenson, Alabama, IDA, 3.00%, 11/1/11 (a).............  $  2,350,000
                                                                       ------------
             ALASKA--0.5%
  1,050,000  Anchorage Alaska, GO, 5.50%, 2/1/02 (b).................     1,064,692
  1,245,000  Anchorage Alaska, WSR, GO, 4.30%, 9/1/01 (b)............     1,247,818
                                                                       ------------
                                                                          2,312,510
                                                                       ------------
             ARKANSAS--0.3%
  1,200,000  Arkansas State, DFA, 2.90%, 12/1/15 (a).................     1,200,000
                                                                       ------------
             ARIZONA--1.8%
  1,100,000  Apache County IDA for Tucson Electric Power Company,
             2.90%, 12/15/18 (a).....................................     1,100,000
  1,000,000  Apache County IDA for Tucson Electric Power Company,
             3.05%, 12/1/20 (a)......................................     1,000,000
  1,100,000  Arizona Health Facilities Authority, 2.95%, 10/1/15
             (a).....................................................     1,100,000
    530,000  Avondale IDA for National Health Investors Project,
             3.10%, 12/1/14 (a)......................................       530,000
    700,000  Maricopa County Public Service for Palo Verde Project,
             3.05%, 5/1/29 (a).......................................       700,000
    500,000  Pima County Arizona IDA for Tucson Electric Project,
             3.05%, 10/1/22 (a)......................................       500,000
  1,700,000  Pima County Arizona IDA for Tucson Electric Power,
             2.90%, 12/1/22 (a)......................................     1,700,000
  1,000,000  Tucson Arizona Airport Authority GO, 5.10%, 6/1/01
             (b).....................................................     1,000,000
                                                                       ------------
                                                                          7,630,000
                                                                       ------------
             CALIFORNIA--1.1%
     10,000  Alameda Contra Costa Capital Improvements, 2.85%, 6/1/22
             (a).....................................................        10,000
  1,000,000  California HFA, Series 94A, 2.50%, 7/15/13 (a)..........     1,000,000
  3,900,000  International Airport Authority for American Airlines,
             3.15%, 12/1/24 (a)......................................     3,900,000
                                                                       ------------
                                                                          4,910,000
                                                                       ------------
             COLORADO--2.3%
  2,155,000  Arapahoe County, MFH, Stratford Street Project, 3.00%,
             11/1/17 (a).............................................     2,155,000
    900,000  Broomfield IDA for Buckeye Investments Project, 3.05%,
             12/1/09 (a).............................................       900,000
  1,850,000  Denver County Airport, Series B, 3.00%, 12/1/20 (a).....     1,850,000
    400,000  Eagle County Smith Creek Metropolitan District, 3.05%,
             10/1/35 (a).............................................       400,000
  3,000,000  Garfield County, Valley View Hospital, 3.05%, 11/1/19
             (a).....................................................     3,000,000
  1,300,000  Poudre Valley County, GO, prefunded 12/1/01 @ 101,
             6.625%, 12/1/11 (b).....................................     1,335,059
                                                                       ------------
                                                                          9,640,059
                                                                       ------------
             CONNECTICUT--1.8%
  2,000,000  Connecticut State GO, Series B, 2.60%, 5/15/14 (a)......     2,000,000
  1,000,000  Connecticut State GO, Series 1A, 2.90%, 2/15/21 (a).....     1,000,000
    300,000  Connecticut Development Authority, IDR for the Allen
             Group, 3.50%, 2/1/13 (a)................................       300,000
    600,000  Connecticut HEFA for Bradley Health Care, Series B,
             2.30%, 7/1/29 (a).......................................       600,000
    450,000  Connecticut HEFA for Sharon Hospital Series 97A, 2.75%,
             7/1/27 (a)..............................................       450,000
    100,000  Connecticut HEFA for Yale University, Series U, 2.45%,
             7/1/33 (a)..............................................       100,000
  1,000,000  Connecticut HEFA for Hotchkiss School Series A, 2.55%,
             7/1/03 (a)..............................................     1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             CONNECTICUT (CONTINUED)
$   800,000  Connecticut Special Tax Transportation Infrastructure
             Series 1 Revenue Bonds, 2.85%, 9/1/20 (a)...............  $    800,000
  1,300,000  Hartford Redev. Agency MFH for Underwood Towers Project,
             2.70%, 6/1/20 (a).......................................     1,300,000
                                                                       ------------
                                                                          7,550,000
                                                                       ------------
             DELAWARE--0.2%
  1,000,000  Delaware Transportation Authority prefunded 7/1/01@ 100,
             6.00%, 7/1/14 (b).......................................     1,001,314
                                                                       ------------
             FLORIDA--7.0%
  2,000,000  Dade County, IDA for Dolphin Stadium Project, Series D,
             3.05%, 1/1/16 (a).......................................     2,000,000
  3,000,000  Dade County, IDA for Florida Power and Light, 3.00%,
             4/1/20 (a)..............................................     3,000,000
  2,200,000  Dade County, HFAR for Miami Childrens Hospital, 3.05%,
             9/1/20 (a)..............................................     2,200,000
    700,000  Florida Dept. of General Services Environmental
             Prevention GO, 4.80%, 9/1/01 (b)........................       700,833
  1,300,000  Florida Division Board of Finance, GO, 5.00%, 7/1/01
             (b).....................................................     1,300,730
  1,400,000  Florida HFA for Kings Colony, 3.00%, 8/1/06 (a).........     1,400,000
    900,000  Florida HFA for River Oaks, Series 85TT, 3.00%, 12/1/29
             (a).....................................................       900,000
     10,000  Gulf Breeze, Series 85C Revenue Bonds, 2.95%, 12/1/15
             (a).....................................................        10,000
    500,000  Hillsborough County, Delta Airlines, 3.10%, 12/1/30
             (a).....................................................       500,000
  1,500,000  Lee County, IDA for Bonia Community Health, Series A,
             3.10%, 12/1/29 (a)......................................     1,500,000
  1,400,000  Martin County, PCR, Florida Power and Light, 3.20%,
             7/15/22 (a).............................................     1,400,000
    600,000  Ormond Beach, GO, WSR, 5.00%, 9/1/01 (b)................       602,966
  1,710,000  Orange County, IDA for Lake Highland Prep School, 3.00%,
             10/1/18 (a).............................................     1,710,000
    700,000  Orange County, Trinity Prep Series 98A, 3.10%, 10/1/23
             (a).....................................................       700,000
  2,800,000  Palm Beach County, WSR, 3.10%, 10/1/11 (a)..............     2,800,000
    800,000  Palm Beach County, Norton Gallery School of Art, 2.95%,
             5/1/30 (a)..............................................       800,000
    300,000  Pinellas County, Chi Chi Rodriguez Foundation, 3.05%,
             8/1/16 (a)..............................................       300,000
  1,000,000  Pinellas County, Pooled Hospital Series 85, 3.10%,
             12/1/15 (a).............................................     1,000,000
  2,300,000  Saint Johns County, Development Authority Healthcare
             Glenmoor, 2.90%, 1/1/07 (a).............................     2,300,000
    200,000  University of North Florida Capital Improvement Project,
             3.10%, 11/1/24 (a)......................................       200,000
  2,400,000  University Athletic Inc., Florida Stadium Project,
             3.30%, 2/1/20 (a).......................................     2,400,000
    600,000  Volusia HFA for Southwest Volusia, 2.95%, 11/15/23
             (a).....................................................       600,000
  1,500,000  Volusia County, IDR, 3.10%, 9/1/21 (a)..................     1,500,000
                                                                       ------------
                                                                         29,824,529
                                                                       ------------
             GEORGIA--4.0%
  5,000,000  Burke County, Oglethorpe, 3.20%, 7/16/01 (b)............     5,000,000
  4,300,000  Fulton County, Bridgeway Foundation for Education,
             3.00%, 6/1/15 (a).......................................     4,300,000
  1,474,721  Georgia Muni. Assoc. Pool Bd. COP, 3.05%, 12/15/20
             (a).....................................................     1,474,721
  3,250,000  Macon-Bibb County, IDA for I75 Business Park & Airport
             Project, 3.00%, 7/1/20 (a)..............................     3,250,000
  3,050,000  Municipal Electric Authority of Georgia, 3.30%, 7/11/01
             (b).....................................................     3,050,000
                                                                       ------------
                                                                         17,074,721
                                                                       ------------
             ILLINOIS--4.3%
    900,000  Chicago Equipment Notes, BAN, 4.375%, 10/4/01 (b).......       900,000
  1,000,000  Chicago, WSR, 2.90%, 11/1/30 (a)........................     1,000,000
  1,000,000  Illinois DFA for Con Edison Series C, 2.90%, 3/1/09
             (a).....................................................     1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             ILLINOIS (CONTINUED)
$ 3,300,000  Illinois DFA for Shakespeare Project, 2.97%, 1/1/19
             (a).....................................................  $  3,300,000
  2,000,000  Illinois EFA, 3.20%, 6/6/01 (a).........................     2,000,000
  2,000,000  Illinois EFA for Lake County Family YMCA, 3.00%, 11/1/30
             (a).....................................................     2,000,000
    900,000  Illinois EFA for Museum National History, 3.00%, 11/1/25
             (a).....................................................       900,000
    400,000  Illinois HFAR Series F, 2.95%, 8/1/15 (a)...............       400,000
  1,805,000  Illinois HFAR, for Community Hospital Series C, 3.20%,
             10/1/15 (a).............................................     1,805,000
  1,200,000  Illinois HFAR, for Saint Lukes Medical Series B, 2.95%,
             11/15/22 (a)............................................     1,200,000
  2,000,000  McCook County for Saint Andrews, 3.05%, 12/1/21 (a).....     2,000,000
    200,000  Naperville Illinois for Heritage YMCA Group, 3.15%,
             12/1/29 (a).............................................       200,000
  1,465,000  Streamwood IDA for Olde Church Centre Project, 3.45%,
             12/1/14 (a).............................................     1,465,000
                                                                       ------------
                                                                         18,170,000
                                                                       ------------
             INDIANA--1.2%
    520,000  Indiana HFAR for Mental Health & Rehab, 2.95%, 11/1/20
             (a).....................................................       520,000
  1,500,000  Indiana TFA GO Series A, 5.00%, 6/1/01 (b)..............     1,500,000
  1,500,000  Logansport EDA for Modine Mfg. Project, 3.20%, 1/1/08
             (a).....................................................     1,500,000
    500,000  Marshall County EDA for Culver Foundation Project,
             3.05%, 1/1/35 (a).......................................       500,000
  1,200,000  Princeton PCR Series 96, 3.10%, 3/1/19 (a)..............     1,200,000
                                                                       ------------
                                                                          5,220,000
                                                                       ------------
             IOWA--1.0%
  1,000,000  Des Moines HRB for Iowa Methodist Medical Center
             Project, 2.95%, 8/1/15 (a)..............................     1,000,000
  3,230,000  Iowa State School Cash Anticipation Program, 3.875%,
             1/30/02 (b).............................................     3,247,633
                                                                       ------------
                                                                          4,247,633
                                                                       ------------
             KENTUCKY--1.8%
  1,500,000  Ashland Pollution Control Ashland Oil Inc., 2.80%,
             4/1/09 (a)..............................................     1,500,000
    755,000  Covington IDR for Baptist Convalescent, 3.15%, 4/1/19
             (a).....................................................       755,000
  3,000,000  Kentucky Asset/Liability TAN Series B, 5.00%, 6/27/01...     3,001,388
  2,315,000  Lexington Fayette Urban Residential Facilities for
             Richmond Place Assoc. Project, 3.25%, 4/1/02 (b)........     2,315,000
                                                                       ------------
                                                                          7,571,388
                                                                       ------------
             LOUISIANA--3.6%
  2,000,000  Calcasieu Sales Tax District, 2.95%, 9/1/02 (a).........     2,000,000
  1,800,000  Calcasieu Parish IDR, 3.00%, 8/1/04 (a).................     1,800,000
  4,400,000  Louisiana Offshore Terminal Authority, 3.10%, 9/1/06
             (a).....................................................     4,400,000
  2,000,000  Louisiana Offshore Terminal Authority, 3.05%, 9/1/08
             (a).....................................................     2,000,000
  3,650,000  South Louisiana Community Marine, 2.95%, 7/1/21 (a).....     3,650,000
  1,600,000  West Ouachita Parish, GO, 4.75%, 3/1/02 (b).............     1,618,312
                                                                       ------------
                                                                         15,468,312
                                                                       ------------
             MARYLAND--0.4%
  1,000,000  Maryland Water Quality GO prefunded 9/1/01 @102, 7.10%,
             9/1/13 (b)..............................................     1,026,480
    600,000  Maryland Health & Higher Education Auth. for Hospital
             Closure Issue, Series A, 2.95%, 11/1/49 (a).............       600,000
                                                                       ------------
                                                                          1,626,480
                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             MASSACHUSETTS--11.3%
$14,300,000  Massachusetts Water Authority Service, Series C, 2.80%,
             8/1/37 (a)..............................................  $ 14,300,000
  2,500,000  Bridgewater Raynham Regional School District BAN, GO,
             4.50%, 12/28/01.........................................     2,503,438
  1,650,000  Dracut BAN, 4.50%, 9/27/01..............................     1,651,289
  3,200,000  Holliston BAN, 4.75%, 12/13/01..........................     3,207,197
    170,000  Holyoke Water Power Project, 2.75%, 5/1/22 (a)..........       170,000
  1,500,000  Lee BAN, 4.75%, 10/17/01................................     1,502,172
  3,755,100  Marlborough BAN, 5.00%, 6/22/01.........................     3,755,967
    150,000  Massachusetts DFA for Elder Hostel Inc., 2.85%, 8/1/30
             (a).....................................................       150,000
  1,135,000  Massachusetts DFA for Notre Dame Health Care, 3.00%,
             10/1/29 (a).............................................     1,135,000
  1,200,000  Massachusetts DFA for Smith College, 2.70%, 7/1/24
             (a).....................................................     1,200,000
    100,000  Massachusetts HEFA for Brigham & Women's Hospital,
             2.75%, 7/1/17 (a).......................................       100,000
  3,700,000  Massachusetts HEFA for Capital Asset Program, Series E,
             3.05%, 1/1/35 (a).......................................     3,700,000
    200,000  Massachusetts HEFA for Falmouth Assisted Living, Series
             A, 2.75%, 11/01/26 (a)..................................       200,000
    900,000  Massachusetts HEFA for Hallmark, Series B, 2.85%, 7/1/27
             (a).....................................................       900,000
    600,000  Massachusetts HEFA for Newton Wellesley, 2.40%, 7/1/25
             (a).....................................................       600,000
  1,200,000  Massachusetts HEFA for Wellesley College, Issue E,
             2.80%, 7/1/22 (a).......................................     1,200,000
  1,029,000  Massachusetts IDR for Lower Mills Association, 2.85%,
             12/1/20 (a).............................................     1,029,000
  9,500,000  Plainville BAN, 4.50%, 7/19/01..........................     9,503,652
  1,400,000  Yarmouth, BAN, 4.00%, 6/20/01...........................     1,400,720
                                                                       ------------
                                                                         48,208,435
                                                                       ------------
             MICHIGAN--2.5%
  3,150,000  Delta County EDC for Mead Escambia Paper, Series D,
             3.10%, 12/1/23 (a)......................................     3,150,000
    365,000  Garden City HFAR for Garden City Hospital, 3.05%, 9/1/26
             (a).....................................................       365,000
  1,050,000  Grand Rapids Water Supply System, 2.90%, 1/1/20 (a).....     1,050,000
  1,155,000  Jackson County EDC for Thrifty Leoni Inc. Project,
             3.20%, 12/1/14 (a)......................................     1,155,000
  1,290,000  Michigan Job Development Authority for Wyandotte Court,
             3.20%, 12/1/09 (a)......................................     1,290,000
  2,000,000  Michigan for New Center Development, 4.00%, 10/1/01
             (b).....................................................     2,004,934
  1,015,000  Michigan Strategic Food Ltd. for Allen Group Inc.
             Project, 2.80%, 11/1/25 (a).............................     1,015,000
    620,000  Michigan Strategic Food Ltd. for Muskegon Village,
             2.95%, 8/15/34 (a)......................................       620,000
                                                                       ------------
                                                                         10,649,934
                                                                       ------------
             MINNESOTA--0.5%
  2,200,000  Minneapolis St. Paul Airport, 3.00%, 6/8/01 (b).........     2,200,000
                                                                       ------------
             MISSISSIPPI--0.3%
  1,400,000  Perry County, Leaf River Forest, 3.10%, 3/1/02 (a)......     1,400,000
                                                                       ------------
             MISSOURI--1.0%
  1,700,000  Kansas City IDA for Refresh Health Services, 3.25%,
             10/15/14 (a)............................................     1,700,000
  1,800,000  Jefferson County IDA for Westview Nursing Home, 3.00%,
             3/1/08 (a)..............................................     1,800,000
    400,000  Missouri DFA for Union Station Project, Series B, 3.25%,
             12/1/03 (a).............................................       400,000
    335,000  Platte County, IDR for Platte Care Facility, 3.35%,
             10/1/10 (a).............................................       335,000
                                                                       ------------
                                                                          4,235,000
                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             NEBRASKA--2.3%
$   390,000  Buffalo County Series 85, 3.15%, 2/1/15 (a).............  $    390,000
  3,700,000  Lancaster County HRB for Immanuel Health Systems Series
             A, 3.15%, 7/1/30 (a)....................................     3,700,000
  5,615,000  Nebraska Public Power District, 5.00%, 1/1/02 (b).......     5,668,642
                                                                       ------------
                                                                          9,758,642
                                                                       ------------
             NEVADA--1.7%
  2,000,000  Bear County, 2.90%, 10/1/14 (a).........................     2,000,000
  1,000,000  Clark County School District, GO, 7.25%, 6/15/02 (b)....     1,043,101
  2,765,000  Henderson HFA for MFH Pueblo, 3.20%, 8/1/26 (a).........     2,765,000
  1,535,000  Las Vegas Flood Control, GO, 4.25%, 4/1/02 (b)..........     1,548,453
                                                                       ------------
                                                                          7,356,554
                                                                       ------------
             NEW JERSEY--2.4%
  1,000,000  Essex County Improvement Authority, 2.70%, 12/1/25
             (a).....................................................     1,000,000
  1,465,000  Jefferson Township, BAN 3.50%, 2/15/02..................     1,467,408
    300,000  Jersey City IDA for Dixon Mills Apartments, 2.55%,
             5/15/30 (a).............................................       300,000
    900,000  Mercer County Children's Home Project, 2.85%, 4/1/10
             (a).....................................................       900,000
    505,000  New Jersey EDA for Bethany Baptist Fund, 2.85%, 3/1/18
             (a).....................................................       505,000
    925,000  New Jersey EDA for Catholic Community Services, 2.90%,
             11/1/13 (a).............................................       925,000
    200,000  New Jersey EDA for Saint James Prep. School, 2.80%,
             12/1/27 (a).............................................       200,000
  1,600,000  New Jersey EDA for Public Service Electric and Gas,
             2.50%, 9/1/12 (a).......................................     1,600,000
  1,500,000  New Jersey EDA for Urban League Project, 2.85%, 8/1/19
             (a).....................................................     1,500,000
    400,000  New Jersey EDA for Water Project, Series B, 3.20%,
             11/1/25 (a).............................................       400,000
    685,000  New Jersey EFA for College of New Jersey, Series A,
             2.70%, 7/1/29 (a).......................................       685,000
    100,000  New Jersey Sports Expo Authority, Series C, 2.65%,
             9/1/24 (a)..............................................       100,000
    800,000  New Jersey Turnpike Authority, Series 91D, 2.70%, 1/1/18
             (a).....................................................       800,000
                                                                       ------------
                                                                         10,382,408
                                                                       ------------
             NEW YORK--22.5%
  3,505,000  Beacon BAN, 4.75%, 8/17/01..............................     3,507,048
  3,000,000  Burnt Hills-Ballston Lake School District TAN Series A,
             5.00%, 6/29/01..........................................     3,001,279
  5,000,000  Chatauqua County TAN, 3.50%, 12/20/01...................     5,017,555
  1,010,000  Chemung County IDA for Civic Arnot Ogden Medical Center,
             2.70%, 3/1/19 (a).......................................     1,010,000
  3,675,000  Colonie BAN, 5.00%, 7/27/01.............................     3,678,158
  6,275,000  Cortland County BAN, 3.75%, 3/8/02......................     6,296,421
  4,800,000  Eastchester School District TAN, 5.00%, 6/29/01.........     4,802,125
 10,000,000  Jay Street Development Corp, Series A1, 2.75%, 5/1/22
             (a).....................................................    10,000,000
  1,500,000  Jay Street Development Corp., Series A3, 2.65%, 5/1/21
             (a).....................................................     1,500,000
  1,200,000  Long Island Power Authority Series 1A, 3.00%, 5/1/33
             (a).....................................................     1,200,000
  9,600,000  Metropolitan Transit Authority Series 98, 3.20%, 6/19/01
             (b).....................................................     9,600,000
  2,600,000  New York City GO, Series A4, 3.00%, 8/1/22 (a)..........     2,600,000
  2,600,000  New York City GO, Series A4, 3.00%, 8/1/23 (a)..........     2,600,000
  1,000,000  New York City GO, Series A7, 3.05%, 8/1/20 (a)..........     1,000,000
    400,000  New York City GO, Series B, 3.25%, 8/15/17 (a)..........       400,000
  2,600,000  New York City GO, Series C, 3.25%, 10/1/23 (a)..........     2,600,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             NEW YORK (CONTINUED)
$   100,000  New York City GO, Series E5, 3.25%, 8/1/09 (a)..........  $    100,000
  2,000,000  New York City GO, Series E5, 3.25%, 8/1/16 (a)..........     2,000,000
  2,900,000  New York City GO, Series E6, 3.00%, 8/1/19 (a)..........     2,900,000
  5,000,000  New York City GO, Series F6, 2.75%, 2/15/18 (a).........     5,000,000
  1,000,000  New York City Health & Hospital, Series C, 2.70%,
             2/15/26 (a).............................................     1,000,000
    690,000  New York City Health & Hospital, Series F, 2.80%,
             2/15/26 (a).............................................       690,000
  5,300,000  New York City Water Financial Authority WSR, 2.95%,
             6/15/25 (a).............................................     5,300,000
  2,300,000  New York City Water Financial Authority WSR, Series G,
             3.00%, 6/15/24 (a)......................................     2,300,000
  6,740,000  New York State Job Development Authority, Series E,
             2.70%, 4/1/25 (a).......................................     6,740,000
  1,771,000  Niagara Wheatfield BAN, 5.00%, 6/28/01..................     1,771,627
  1,800,000  Pearl River School District TAN, 4.87%, 6/28/01.........     1,800,566
  4,762,052  Plattsburg City School District BAN, 4.13%, 8/15/01.....     4,764,425
  3,000,000  Yorktown School District TAN, 5.00%, 6/29/01............     3,001,188
                                                                       ------------
                                                                         96,180,392
                                                                       ------------
             NORTH CAROLINA--2.3%
  3,100,000  Lee County PCR Dev-Trion Inc., 3.10%, 11/1/11 (a).......     3,100,000
  1,000,000  Lenoir Country PCR for Texasgulf, 3.03%, 12/1/03 (a)....     1,000,000
  1,200,000  North Carolina Elderly Facilities for Cardinal Gibbons,
             3.00%, 8/1/14 (a).......................................     1,200,000
  1,300,000  North Carolina Med Care Community Care for Stanley Total
             Living Center, 3.10%, 4/1/18 (a)........................     1,300,000
  3,100,000  Raleigh Durham Airport, American Airlines, 3.10%,
             11/1/15 (a).............................................     3,100,000
                                                                       ------------
                                                                          9,700,000
                                                                       ------------
             NORTH DAKOTA--0.2%
    830,000  North Dakota GO Water Commission for Water Development
             Program, 5.00%, 8/1/01 (b)..............................       832,391
                                                                       ------------
             OHIO--4.2%
    200,000  Cincinnati & Hamilton County Port Authority, EDC for
             Kenwood Office Association, 3.25%, 9/1/25 (a)...........       200,000
    200,000  Cuyahoga County EDA for The Cleveland Orchestra, 3.05%,
             4/1/28 (a)..............................................       200,000
    100,000  Cuyahoga County HRB for Cleveland Clinic, Series A,
             2.90%, 1/1/26 (a).......................................       100,000
     95,000  Cuyahoga County HRB for University Hospital Cleveland,
             3.10%, 1/1/16 (a).......................................        95,000
    975,000  Cuyahoga County IDA for Allen Group Project, 2.90%,
             12/1/15 (a).............................................       975,000
     50,000  Delaware County IDR for Radiation Sterilizers, 3.75%,
             12/1/04 (a).............................................        50,000
  3,150,000  Franklin County MFH for US Health Corp. Series B, 3.13%,
             12/1/20 (a).............................................     3,150,000
    100,000  Franklin County HRB for US Health Corp., Series 96A,
             2.95%, 12/1/21 (a)......................................       100,000
    330,000  Hamilton County, Bethesda Hospital, 2.85%, 2/15/24
             (a).....................................................       330,000
    230,000  Hamilton County HRB for Health Alliance Series A, 2.85%,
             1/1/18 (a)..............................................       230,000
  1,425,000  Indian Hill EDC for Cincinnati County Day School, 3.15%,
             5/1/19 (a)..............................................     1,425,000
    550,000  Lucas County HFR for Lutheran Homes Society Project,
             2.95%, 11/1/19 (a)......................................       550,000
    150,000  Ohio Air Quality DAR for Duquesne Light, 3.05%, 10/1/27
             (a).....................................................       150,000
    200,000  Ohio Air Quality DAR for Mead Corp., 3.10%, 10/1/01
             (a).....................................................       200,000
    600,000  Ohio Air Quality DAR for Pollution Control Cincinatti
             Gas, Series B, 3.00%--3.10%, 9/1/30 (a).................       600,000
     15,000  Ohio Air Quality DAR for Pollution Control Ohio Edison,
             Series C, 3.10%, 6/1/23 (a).............................        15,000
    300,000  Ohio Air Quality DAR for Timken County Project, 2.95%,
             6/1/01 (a)..............................................       300,000
    640,000  Ohio WDA for Cleveland Electric, 3.00%, 8/1/20 (a)......       640,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             OHIO (CONTINUED)
$   800,000  Ohio WDA for, 3.05%, 4/1/24 (a).........................  $    800,000
  5,650,000  Ohio PCR for Toledo Edison, 3.10%, 4/1/24 (a)...........     5,650,000
  1,205,000  Ottawa County Hospital Facilities Luther Home of Mercy
             Project, 3.10%, 10/1/17 (a).............................     1,205,000
  1,140,000  Sharonville IDA for Edgecomb Metals Inc., 3.00%, 11/1/09
             (a).....................................................     1,140,000
                                                                       ------------
                                                                         18,105,000
                                                                       ------------
             OKLAHOMA--0.4%
    500,000  Oklahoma City Christian College Revenue Bonds, 3.30%,
             7/1/25 (a)..............................................       500,000
  1,000,000  Tulsa IDR for Park Chase Apartment, Series A-1, 2.95%,
             12/15/29 (a)............................................     1,000,000
                                                                       ------------
                                                                          1,500,000
                                                                       ------------
             OREGON--1.1%
  1,625,000  Oregon Department of Administration GO, 4.12%, 4/1/02
             (b).....................................................     1,636,518
  1,200,000  Oregon Veterans Authority Series 73E, 2.85%, 12/1/16
             (a).....................................................     1,200,000
    500,000  Portland MFHR for South Park Block Project A, 3.10%,
             12/1/11 (a).............................................       500,000
  1,510,000  Washington County School District GO prefunded 9/1/01 @
             100, 6.50%, 9/1/11 (b)..................................     1,521,808
                                                                       ------------
                                                                          4,858,326
                                                                       ------------
             PENNSYLVANIA--4.3%
    100,000  Allegheny County HEFA for Children's Hospital, 2.95%,
             12/1/15 (a).............................................       100,000
    680,000  Berks County IDA for Visiting Nurse Assoc. Series A,
             3.10%, 12/1/15 (a)......................................       680,000
    300,000  Bucks County IDA for Edgcomb Metals Co., 3.00%, 10/1/09
             (a).....................................................       300,000
    100,000  Chartier Valley IDA for 1133 Penn. Ave. Assoc., Series
             A, 3.05%, 8/1/07 (a)....................................       100,000
  1,200,000  Dauphin County General Authority Revenue Bonds, 4.45%,
             9/1/01..................................................     1,203,376
    195,000  Dauphin County General Authority Revenue Bonds, 3.03%,
             11/1/17 (a).............................................       195,000
    350,000  Delaware County IDA for Environmental Improvement for
             Sunoco Inc, 3.00%, 11/1/33 (a)..........................       350,000
    350,000  Emmaus General Authority Pooled Program, 2.95%, 12/1/28
             (a).....................................................       350,000
    660,000  Franklin Regional School District GO, 5.25%, 10/1/01
             (b).....................................................       664,208
  1,000,000  Harrisburg, 3.03%, 3/1/34 (a)...........................     1,000,000
    500,000  Lancaster County GO Series 2000, 3.03%, 5/1/30 (a)......       500,000
  1,700,000  Lancaster County HRB for Bretheren Village, 3.03%,
             6/15/20 (a).............................................     1,700,000
  1,895,000  Montgomery County IDA for Girl Scouts, 3.10%, 2/1/25
             (a).....................................................     1,895,000
    300,000  Northeastern PA Hospital, HEFA, 3.15%, 1/1/24 (a).......       300,000
  1,000,000  Penn State IDR GO prefunded 7/1/01 @102, 7.00%, 1/11/11
             (b).....................................................     1,020,244
    400,000  Pennsylvania Higher Education Facility Authority for
             Temple University, 3.00%, 10/1/09 (a)...................       400,000
  1,240,000  Philadelphia IDA for Greater Health of Philadelphia,
             3.10%, 1/1/14 (a).......................................     1,240,000
    400,000  Philadelphia IDA for Performing Arts, 2.95%, 6/1/25
             (a).....................................................       400,000
  1,740,000  Philadelphia MFH for Harbor View Tower Project, 3.05%,
             11/1/27 (a).............................................     1,740,000
    400,000  Sayre HFA VHA Series 85, 2.90%, 12/1/20 (a).............       400,000
    300,000  Schuykill County IDA Series 2000, 3.00%, 12/1/22 (a)....       300,000
  2,400,000  Scranton-Lackawanna Counties for University of Scranton
             Project, 3.25%, 11/1/01 (b).............................     2,400,000
    500,000  Washington County for Higher Education Pooled Equipment,
             3.10%, 11/1/05 (a)......................................       500,000
    455,000  York General Authority Pooled Financing, 2.95%, 9/1/26
             (a).....................................................       455,000
                                                                       ------------
                                                                         18,192,828
                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             PUERTO RICO--0.1%
$   410,000  Puerto Rico Government, 2.55%, 12/1/15 (a)..............  $    410,000
                                                                       ------------
             RHODE ISLAND--1.8%
  5,000,000  Coventry BAN, 3.25%, 12/12/01...........................     5,005,158
  2,500,000  Rhode Island Health, Moses Brown School, 3.05%, 3/1/30
             (a).....................................................     2,500,000
                                                                       ------------
                                                                          7,505,158
                                                                       ------------
             SOUTH DAKOTA--0.2%
  1,000,000  South Dakota Building Authority Lease GO, 4.60%, 12/1/01
             (b).....................................................     1,006,562
                                                                       ------------
             TENNESSEE--1.2%
    695,000  Chattanooga IDA for Baylor School Project, 3.05%,
             11/1/16 (a).............................................       695,000
  3,500,000  Hamilton County Trade Ctr Hotel, 3.10%, 9/1/16 (a)......     3,500,000
  1,000,000  Knoxville Electric System Utility, 3.05%, 1/15/05 (a)...     1,000,000
                                                                       ------------
                                                                          5,195,000
                                                                       ------------
             TEXAS--2.4%
  1,500,000  Dallas Texas Civic Center GO, 6.00%, 8/15/01 (b)........     1,508,654
  3,500,000  Lone Star Airport, 3.15%, 12/1/14 (a)...................     3,500,000
  1,100,000  Port Arthur IDC for American Petrofina, 3.05%, 5/1/03
             (a).....................................................     1,100,000
  1,100,000  Texas Tech University GO, 4.00%, 2/15/02 (b)............     1,106,430
  3,000,000  Texas TRAN, Series A, 5.25%, 8/31/01....................     3,006,959
                                                                       ------------
                                                                         10,222,043
                                                                       ------------
             VIRGINIA--3.3%
  2,565,000  Albemarle County IDA for University Health Services,
             2.95%, 10/1/22 (a)......................................     2,565,000
  1,405,000  Alexandria County IDA for Pooled Loan Project, Series A,
             3.00%, 7/1/26 (a).......................................     1,405,000
  1,640,000  Chesapeake County IDA for Indl Dev-Ltd Assoc, 3.10%,
             3/1/11 (a)..............................................     1,640,000
     50,000  Clarke County IDA for Winchester Medical Center, 3.15%,
             1/1/30 (a)..............................................        50,000
    940,000  Henrico County IDA for Health Heritage, 3.00%, 8/1/23
             (a).....................................................       940,000
    965,000  Hampton County MFH for Shoreline Apartments, 3.00%,
             12/1/19 (a).............................................       965,000
    730,000  Loudoun County IDA for Falcons Landings, 2.90%, 11/1/28
             (a).....................................................       730,000
    375,000  Lynchburg County IDA HRB for VHA Mid Atlantic States
             Inc., 2.97%, 12/1/25 (a)................................       375,000
  1,310,000  Newport News MFH for Newport--Oxford Project, 3.15%,
             11/1/06 (a).............................................     1,310,000
    425,000  Norfolk IDA for Hospital Facilities-Children, 3.00%,
             6/1/20 (a)..............................................       425,000
    105,000  Peninsula Ports Authority, 3.10%--3.15%, 7/1/16 (a).....       105,000
    765,000  Richmond County IDA for Ninth & Cary Association, 3.00%,
             9/1/10 (a)..............................................       765,000
  3,015,000  Roanoke County IDA for Friendship Manor, 3.00%, 8/1/13
             (a).....................................................     3,015,000
                                                                       ------------
                                                                         14,290,000
                                                                       ------------
             WASHINGTON--0.3%
  1,100,000  Washington Public Power Supply prefunded 7/1/01 @102,
             6.50%, 7/1/18 (b).......................................     1,123,727
                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             WISCONSIN--0.5%
$ 1,000,000  Wisconsin State Health GO for Columbia Hospital, 6.30%,
             5/1/02 (b)..............................................  $  1,030,241
  1,000,000  Wisconsin State Health GO prefunded @100 6.12%, 11/15/01
             (b).....................................................     1,012,200
                                                                       ------------
                                                                          2,042,441
                                                                       ------------

               TOTAL INVESTMENTS (COST $421,151,787)...............      98.6%  421,151,787
               OTHER ASSETS, LESS LIABILITIES......................       1.4     6,154,465
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $427,306,252
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
               SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
               INTEREST,
               $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE
               NET ASSETS OF EACH CLASS:
               296,243,899 SHARES CLASS R....................................         $1.00
                                                                               ============
               85,351,642 SHARES CLASS TREASURER'S TRUST.....................         $1.00
                                                                               ============
               45,710,711 SHARES CLASS 25....................................         $1.00
                                                                               ============

-----------------

(a) Variable rate securities. The interest rates, as reported on May 31, 2001, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by letters of credit or other credit agreements.

                 SECURITY TYPE ABBREVIATIONS
BAN     --  Bond Anticipation Notes
COP     --  Certificate of Participation
DAR     --  Development Authority Revenue Bonds
DFA     --  Development Finance Authority Revenue Bonds
EDA     --  Economic Development Authority Revenue Bonds
EDC     --  Economic Development Corporation
EFA     --  Educational Facilities Authority
GO      --  General Obligation Bonds
HEFA    --  Health & Education Facilities Authority
HFA     --  Housing Finance Authority
HFAR    --  Health Facilities Authority Revenue Bonds
HFR     --  Health Facilities Revenue Bonds
HRB     --  Hospital Revenue Bonds
IDA     --  Industrial Development Authority Revenue Bonds
IDC     --  Industrial Development Corporation Revenue Bonds
IDR     --  Industrial Development Agency Revenue Bonds
MFHR    --  Multifamily Facilities Housing Revenue Bonds
MFH     --  Multi-family Housing Revenue Bonds
PCR     --  Pollution Control Revenue Bonds
TAN     --  Tax Anticipation Notes
            Transportation Finance Authority Highway Revenue
TFA     --  Bonds
TRAN    --  Tax & Revenue Anticipation Notes
WDA     --  Water Development Authority
WSR     --  Water & Sewer Revenue Bonds
VHA     --  Voluntary Hospital of America

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.3%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$ 2,000,000  Amherst BAN 5.00%, 7/25/01..............................  $       2,001,840
  1,700,000  Babylon IDR for Ogden Martin, 2.65%, 1/1/19(a)..........          1,700,000
  2,305,000  Bleecker HDC Terrace Apt, Project S85, 3.05%,
             7/1/15(a)...............................................          2,305,000
  1,292,727  Burnt Hills-Ballston Lake School District Board, BAN,
             Series A, 5.00%, 7/12/01................................          1,293,533
  5,000,000  Chautauqua County, TAN, 3.50%, 12/20/01.................          5,017,555
  2,720,000  Chemung County IDA for Civic Arnot Ogden Medical Center,
             2.70%, 3/1/19(a)........................................          2,720,000
  1,336,099  East Greenbush GO, 5.125%, 6/15/01(b)...................          1,337,023
  5,600,000  Fayetteville-Manlius NY Central School District TAN,
             5.00%, 6/21/01..........................................          5,601,230
  1,430,000  Great Neck North Water Authority, WSR, 2.85%,
             1/1/20(a)...............................................          1,430,000
  2,900,000  Guilderland IDA for Eastern Industrial Park, 2.80%,
             12/1/08(a)..............................................          2,900,000
  2,000,000  Hempstead IDA, 2.90%, 12/1/10(a)........................          2,000,000
  3,890,000  Irvington Village BAN, 4.50%, 6/14/01...................          3,890,420
  3,000,000  Jay Street Development Corp., Series A-1, 2.75%,
             5/1/22(a)...............................................          3,000,000
  3,500,000  Jefferson County IDA for Watertown Carthage Project,
             3.55%, 12/1/12(a).......................................          3,500,000
    540,000  Kinderhook, BAN, 3.50%, 4/5/02..........................            541,366
  7,300,000  Long Island Power Authority Series 1A and 3B, 3.00%,
             5/1/33(a)...............................................          7,300,000
 10,200,000  Metropolitan Transit Authority, 3.20%, 6/19/01(b).......         10,200,000
  5,000,000  New Rochelle BAN, 4.00%, 12/21/01.......................          5,023,088
  4,100,000  New York City Cultural Resources for the Asia Society,
             2.70%, 4/1/30(a)........................................          4,100,000
    600,000  New York City, Series A4, 3.00%, 8/1/21(a)..............            600,000
 10,400,000  New York City, Series A4, 3.00%, 8/1/23(a)..............         10,400,000
  1,200,000  New York City, Series A7, 3.05%, 8/1/20(a)..............          1,200,000
  3,750,000  New York City Series A7, 3.05%, 8/1/21(a)...............          3,750,000
  6,870,000  New York City, Series A6, 2.75%, 8/1/19(a)..............          6,870,000
  3,000,000  New York City, Series B5, 3.00%, 8/15/22(a).............          3,000,000
  1,000,000  New York City, Series B5, 2.75%, 8/15/23(a).............          1,000,000
 10,900,000  New York City, Series B6, 3.00%, 8/15/05(a).............         10,900,000
  3,045,000  New York City, Series B8, 2.70%, 8/15/24(a).............          3,045,000
  1,200,000  New York City, Series C, 3.25%, 10/1/23(a)..............          1,200,000
  5,900,000  New York City, Series D, 2.70%, 2/1/20(a)...............          5,900,000
    955,000  New York City, Series D, prefunded 2/1/02 @100.5, 7.65%,
             2/1/07..................................................            998,631
  2,000,000  New York City, Series E5, 3.25%, 8/1/09(a)..............          2,000,000
  3,600,000  New York City, Series F4, 2.70%, 2/15/20(a).............          3,600,000
  4,000,000  New York City, Series F5, 2.70%, 2/15/16(a).............          4,000,000
    200,000  New York City, Series F6, 2.75%, 2/15/18(a).............            200,000
  2,000,000  New York City, Series H3, 3.00%, 8/1/20(a)..............          2,000,000
  2,300,000  New York City, Series H3, 3.00%, 8/1/22(a)..............          2,300,000
  5,180,000  New York City Health & Hospital Corp., Series C, 2.70%,
             2/15/26(a)..............................................          5,180,000
  4,385,000  New York City Health & Hospital Corp., Series E, 2.75%,
             2/15/26(a)..............................................          4,385,000
 14,360,000  New York City Health & Hospital Corp., Series F, 2.80%,
             2/15/26(a)..............................................         14,360,000
  2,400,000  New York City HDC for Upper Fifth Avenue Project, 2.90%,
             1/1/16(a)...............................................          2,400,000
  4,000,000  New York City HDC MHR for James Tower, 2.65%,
             7/1/05(a)...............................................          4,000,000
  5,150,000  New York City HDC for Monterey, 2.75%, 11/15/19(a)......          5,150,000
  4,700,000  New York City IDA American Civil Liberties, 2.75%,
             5/1/21(a)...............................................          4,700,000
    761,000  New York City IDA for Union Foundation, 2.70%,
             6/1/12(a)...............................................            761,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
 ---------   ----------------------------------                            --------
$ 1,500,000  New York City IDR for Stroheim & Romann Inc. Project,
             2.75%, 12/1/15(a).......................................  $       1,500,000
  2,000,000  New York City Local Government Assistance Corp.,
             Series E, 2.70%, 4/1/23(a)..............................          2,000,000
  3,000,000  New York City Local Government Assistance Corp., Series
             A, 2.65%, 4/1/22(a).....................................          3,000,000
  4,000,000  New York City Muni Water Authority, WSR, 2.95%,
             6/15/25(a)..............................................          4,000,000
  2,140,000  New York City Muni Water Finance Authority prefunded
             6/15/01 @ 101, 7.00%, 6/15/09...........................          2,164,472
  1,100,000  New York State Dormitory Authority for Oxford University
             Press, 2.80%, 7/1/25(a).................................          1,100,000
  1,700,000  New York State Dormitory Authority for Public Library,
             2.75%, 7/1/28(a)........................................          1,700,000
  2,200,000  New York State Energy Research & Development Authority,
             3.25%, 7/1/15(a)........................................          2,200,000
  2,680,000  New York State Energy Research & Development Authority,
             3.00%, 6/1/29, 10/1/29(a)...............................          2,680,000
  1,000,000  New York State Environmental RAN, 4.30%, 10/4/01(b).....          1,000,000
  1,000,000  New York State HFA for Related Liberty View, Series A,
             2.75%, 11/15/19(a)......................................          1,000,000
  5,435,000  New York State HFA Service Contract Rev. Bonds, Series
             A, 2.65%, 3/15/27(a)....................................          5,435,000
  3,600,000  New York State Local Government Assistance Corp., 3.25%,
             4/1/25(a)...............................................          3,600,000
  2,000,000  New York State Local Government Assistance Corp., Series
             D, 2.65%, 4/1/25(a).....................................          2,000,000
  4,000,000  New York State Local Government Assistance Corp., Series
             G, 2.60%, 4/1/25(a).....................................          4,000,000
  1,770,000  Niagara-Wheatfield School District BAN, 5.00%,
             6/28/01.................................................          1,770,626
  1,150,000  North Syracuse School District RAN, 4.75%, 6/29/01......          1,150,211
  6,100,000  Olean GO, 3.75%, 6/15/01(b).............................          6,100,854
  4,200,000  Onondaga County IDR for Edgecomb Metals Project, 3.00%,
             11/1/09(a)..............................................          4,200,000
  2,000,000  Onondaga County IDR for McLane Co. Project, 3.55%,
             11/1/04(a)..............................................          2,000,000
  1,800,000  Pearl River UFSD TAN, 4.875%, 6/28/01...................          1,800,566
  4,600,000  Plattsburgh School District BAN, 4.60%, 8/15/01.........          4,602,292
  1,175,000  Red Hook School District GO, 5.00%, 6/15/01(b)..........          1,175,304
  2,990,000  Rochester GO, 5.00%, 10/1/01(b).........................          3,005,920
  3,000,000  Sayville School District TAN, 5.00%, 6/29/01............          3,001,546
  1,410,000  Seneca County IDA for New York Chiropractic College,
             2.75%, 11/1/27(a).......................................          1,410,000
  1,402,174  South Colonie School District BAN, 4.40%, 9/21/01.......          1,403,615
  7,500,000  Suffolk County IDA for Jeffersons Ferry, 2.65%,
             11/1/09(a)..............................................          7,500,000
  4,000,000  Triborough Bridge & Tunnel Authority BAN, 5.00%,
             1/17/02.................................................          4,048,932
  3,600,000  Triborough Bridge & Tunnel Authority Series A, 2.75%,
             1/1/31(a)...............................................          3,600,000
    970,000  Triborough Bridge & Tunnel Authority, Series C, 2.65%,
             1/1/13(a)...............................................            970,000
  6,353,000  Ulster County BAN, 4.60%, 11/21/01......................          6,360,220
  5,267,489  Vestal School District BAN, 5.00%, 6/22/01..............          5,268,589
  2,000,000  Westchester County IDA for Hebrew Hospital, 2.80%,
             7/1/03(a)...............................................          2,000,000
  1,335,000  Yates IDR Keukes College, 2.85%, 9/1/20(a)..............          1,335,000
  5,700,000  Yonkers IDR for Civic Consumers Union Facility, 2.75%,
             7/1/19, 7/1/21(a).......................................          5,700,000
  2,000,000  Yonkers RAN, 5.00%, 6/28/01.............................          2,001,454
  2,000,000  Yorktown School District TAN, 5.00%, 6/29/01............          2,000,792
                                                                       -----------------

                 TOTAL INVESTMENTS (COST $279,546,079)...............      99.3%       279,546,079
                 OTHER ASSETS, LESS LIABILITIES......................        .7          2,065,846
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     281,611,925
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 281,611,925 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                 OUTSTANDING...................................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

PRINCIPAL                                                                   VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--99.1%                                 (NOTE 1)
---------   -----------------------------                                 --------
$  680,000  Alameda Contra Costa Capital Improvement, 2.85%,
            6/1/22(a)...............................................  $         680,000
 1,365,000  Alameda Contra Costa Series F, 2.85%, 8/1/23(a).........          1,365,000
 1,000,000  Anaheim UFSD for Facilities Building Funding, 2.60%,
            9/1/13(a)...............................................          1,000,000
 2,000,000  BARTS 2000E, 2.55%, 6/20/01(b)..........................          2,000,000
   430,000  California Catholic Community Development Authority
            Corp., 2.90%, 11/15/28(a)...............................            430,000
 2,000,000  California Communities, 2.90%, 9/1/31(a)................          2,000,000
 1,385,000  California HFA for Sutter Health GO, 5.00%,
            8/15/01(b)..............................................          1,388,402
 2,130,000  California HFA for Multiple Family, Series 93A and 94A,
            2.50%, 7/15/13(a).......................................          2,130,000
 3,000,000  California HFA for Adventist Health System, 2.90%,
            8/1/21(a)...............................................          3,000,000
 2,000,000  California Infrastructure for the Salvation Army, 2.75%,
            9/12/01(b)..............................................          2,000,000
 5,000,000  California School Cash Reserve Program Authority, TRAN,
            5.25%, 7/3/01...........................................          5,008,975
 2,605,000  California School COP for Capital Improvements Series C,
            2.75%, 7/1/22(a)........................................          2,605,000
 1,000,000  California Transit Finance Authority Series 97, 2.80%,
            10/1/27(a)..............................................          1,000,000
 1,000,000  Carlsbad School District COP for School Facility Bridge
            Funding, 2.60%, 9/1/14(a)...............................          1,000,000
 2,000,000  Chula Vista MHR for Terra Nova Assoc. Series A, 2.50%,
            3/1/05(a)...............................................          2,000,000
 1,000,000  Commonwealth of Puerto Rico GO, 5.50%, 7/1/01(b)........          1,001,328
 2,000,000  Elsinore Valley, COP for Water District Series A, 2.50%,
            7/1/29(a)...............................................          2,000,000
 1,500,000  Fremont COP for Family Resource Center, 2.85%,
            8/1/28(a)...............................................          1,500,000
 6,500,000  Golden Empire Schools, Kern High District, Series B,
            2.60%, 12/1/24(a).......................................          6,500,000
 4,000,000  Irvine Assessment, 2.70%, 9/2/11(a).....................          4,000,000
 4,465,000  Irvine Assessment, 3.00%, 9/2/15(a).....................          4,465,000
 1,091,000  Irvine Assessment, Improvement Bonds, 3.00%,
            9/2/20(a)...............................................          1,091,000
 3,000,000  Irvine Assessment, Series 97-17, 3.00%, 9/2/23(a).......          3,000,000
   709,000  Irvine Improvement Bond Act 1915, 3.00%, 9/2/22(a)......            709,000
 2,000,000  Irvine Improvement Bond Act 1915, 2.85%, 9/2/25(a)......          2,000,000
   900,000  Irvine Ranch Water District, 3.15%, 10/1/09(a)..........            900,000
 3,750,000  Irvine Ranch Water District, 3.00%, 10/1/10(a)..........          3,750,000
   600,000  Irvine Ranch Water District, 2.85%, 8/1/16(a)...........            600,000
 1,000,000  Irvine Rance Water District, 2.85%, 1/1/21(a)...........          1,000,000
   800,000  Irvine Ranch Water District, 3.00%, 4/1/33(a)...........            800,000
 1,500,000  Kern County COP, Series 86A, 2.50%, 8/1/06(a)...........          1,500,000
 2,000,000  Kern Board of Education TRAN, 5.00%, 7/3/01.............          2,001,227
 2,300,000  Livermove MHR for Braddock, 2.50%, 7/15/18(a)...........          2,300,000
 1,500,000  Los Altos School District TRAN, 4.75%, 7/5/01...........          1,500,737
   850,000  Los Angeles GO Series C, 5.00%, 5/15/02(b)..............            865,029
 1,500,000  Los Angeles Community Redevelopment Agency for Baldwin
            Hills Public Parking, 2.65%, 12/1/14(a).................          1,500,000
 1,900,000  Los Angeles MHR for Malibu Meadows, 2.55%, 4/15/28(a)...          1,900,000
 4,800,000  Los Angeles Metropolitan Transit Authority, 2.50%,
            7/1/20(a)...............................................          4,800,000
 1,500,000  Los Angeles TRAN, 5.00%, 6/29/01........................          1,500,962
 1,600,000  Los Angeles Tax Revenue Series A GO, 6.90%, prefunded,
            7/1/01 @ 102(b).........................................          1,635,977
 2,110,000  Modesto COP GO Series A, 4.25%, 7/1/01(b)...............          2,110,565
 2,000,000  Mountain View School District TRAN, 5.00%, 7/5/01.......          2,001,285
 2,000,000  Oakland COP for Capital Equipment, 2.70%, 12/1/15(a)....          2,000,000
 1,150,000  Orange County, 3.00%, 8/1/29(a).........................          1,150,000
 2,000,000  Orange County HDC for the Lakes Project, 2.60%,
            12/1/06(a)..............................................          2,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
---------   ----------------------------------                            --------
$1,700,000  Orange County HDC for Pointe Niguel Project, Series C,
            2.45%, 11/1/22(a).......................................  $       1,700,000
   870,000  Pasadena School District Series B, 6.00%, 7/1/01(b).....            871,282
 1,300,000  Pleasanton MHR for Valley Plaza, 2.50%, 7/15/18(a)......          1,300,000
   500,000  Puerto Rico Electric Power GO, 6.60%, 7/1/01(b).........            501,107
 2,000,000  Puerto Rico Electric Power Authority, 7.00%,
            7/2/21(b)...............................................          2,046,709
   300,000  Puerto Rico Government Bank, 2.55%, 12/1/15(a)..........            300,000
   700,000  Puerto Rico Maritime Shipping Authority, 5.50%,
            7/1/01(b)...............................................            700,695
 1,900,000  Riverside County MHR for Tyler Springs Apartments,
            2.55%, 1/15/27(a).......................................          1,900,000
 1,600,000  Riverside County Public Facilities, 2.90%, 12/1/15(a)...          1,600,000
 3,000,000  Sacramento County Sanitation District Regional
            Series C, 2,50%, 12/1/30(a).............................          3,000,000
 2,000,000  San Diego TRAN, Series A, 5.25%, 10/4/01................          2,003,106
 2,635,000  San Francisco 97B, 3.25%, 6/8/01(b).....................          2,635,000
 7,000,000  San Francisco Bay Area Rapid Transit, 2.85% - 2.95%,
            6/20/01(b)..............................................          7,000,000
 2,700,000  San Francisco MHR for Filmore Center Series B, 2.65%,
            12/1/17(a)..............................................          2,700,000
 2,500,000  San Francisco MHR for Bayside Village, Series D, 2.93%,
            12/1/05(a)..............................................          2,500,000
 1,500,000  San Francisco Public Utilities GO 6.50%, prefunded
            11/1/01 @ 102 11/1/17(b)................................          1,546,454
 3,300,000  San Jose International Airport, 2.90%, 6/13/01(b).......          3,300,000
 2,685,000  San Jose Redevelopment Agency, Tax Allocation Merged
            Area, 4.75%, 8/1/01(b)..................................          2,689,485
 1,500,000  Southern California Public Power Authority, Class A,
            4.653%, 7/1/01(b).......................................          1,500,000
 1,200,000  Turlock IRR COP Series A, 2.90%, 1/1/31(a)..............          1,200,000
 1,000,000  Upland MHR for Northwoods, 2.70%, 2/15/30(a)............          1,000,000
   995,000  Vallejo City School District Capital Improvement
            Financing Series E, 2.70%, 7/1/25(a)....................            995,000
 1,700,000  Ventura County Public Finance Authority, 3.00%,
            7/11/01(b)..............................................          1,700,000
   700,000  Watereuse Finance Authority, 2.80%, 5/1/28(a)...........            700,000
                                                                      -----------------

                 TOTAL INVESTMENTS (COST $135,078,325)...............      99.1%       135,078,325
                 OTHER ASSETS, LESS LIABILITIES......................        .9          1,168,049
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     136,246,374
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 136,246,374 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.0%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$1,000,000   Avon BAN, 4.50%, 7/18/01................................  $      1,000,395
 3,380,000   Connecticut Series B, 2.60%, 5/15/14(a).................         3,380,000
 1,400,000   Connecticut Development Authority PCR for Central
             Vermont Public Service, 3.50%, 12/1/15(a)...............         1,400,000
 2,755,000   Connecticut Development Authority Healthcare Corp.
             Living Project, 2.70%, 7/1/15(a)........................         2,755,000
 3,000,000   Connecticut Series 1A, 2.90%, 2/15/21(a)................         3,000,000
   735,000   Connecticut HEFA for Charlotte Hungerford Hospital,
             Series C, 2.75%, 7/1/13(a)..............................           735,000
   500,000   Connecticut HEFA for Gaylord Hospital, Series A, 2.75%,
             7/1/20(a)...............................................           500,000
 3,000,000   Connecticut HEFA for Hotchkiss School Series A, 2.55%,
             7/1/03(a)...............................................         3,000,000
   280,000   Connecticut HEFA for Kingswood Oxford School Issue,
             3.55%, 2/1/09(a)........................................           280,000
 1,100,000   Connecticut HEFA for Marvelwood School Series A, 2.70%,
             7/1/30(a)...............................................         1,100,000
 1,100,000   Connecticut HEFA for Pomfret School Issue, Series A,
             2.90%, 7/1/24(a)........................................         1,100,000
   500,000   Connecticut HEFA for Sharon Hospital, Series A, 2.75%,
             7/1/27(a)...............................................           500,000
 1,000,000   Connecticut HEFA for Yale University, Series T-1, 2.60%,
             7/1/29(a)...............................................         1,000,000
   515,000   Connecticut HEFA for Yale University, Series U-2, 2.45%,
             7/1/33(a)...............................................           515,000
   200,000   Connecticut HFA, Series B, 2.65%, 5/15/18(a)............           200,000
 1,100,000   Connecticut IDR for Allen Group Inc., 3.50%,
             2/1/13(a)...............................................         1,100,000
   700,000   Connecticut IDA for Conco Medical, 2.75%, 11/1/05(a)....           700,000
 1,500,000   Connecticut Special Assessment Unemployment Comp.,
             Series C, 4.35%, 11/15/01(b)............................         1,500,000
 3,170,000   Connecticut Special Tax Obligation for Transportation
             Infrastructure, 2.70%, 12/1/10(a).......................         3,170,000
 1,400,000   Connecticut Special Tax Obligation for Transportation
             Infrastructure, 2.85%, 9/1/20(a)........................         1,400,000
   700,000   Danbury County GO, 6.90%, 8/1/01........................           703,063
 1,695,000   Glastonbury BAN, 3.50%, 6/6/01..........................         1,695,080
 2,200,000   Hartford County Redev. Agency MHR for Underwood Towers
             Project, 2.70%, 6/1/20(a)...............................         2,200,000
 1,000,000   New Britain GO, 5.25%, 3/1/02(b)........................         1,016,833
 1,250,000   New Haven GO, Series B, 5.75%, 11/1/01(b)...............         1,264,076
 1,000,000   Plymouth BAN, 4.60%, 10/10/01...........................         1,001,376
   400,000   Shelton County HFA for Crosby Commons Project, 2.75%,
             1/1/31(a)...............................................           400,000
   500,000   Southington GO, 6.05%, 4/1/02(b)........................           511,460
 1,140,000   Trumbull GO, 4.375%, 1/15/02(b).........................         1,149,925
 1,500,000   Wilton BAN, 4.75% 7/18/01...............................         1,501,056
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $39,778,264)................      99.0%       39,778,264
                 OTHER ASSETS, LESS LIABILITIES......................       1.0           418,780
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     40,197,044
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 40,197,044 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--98.1%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             FLORIDA--72.8%
$  500,000   Brevard County School District TAN, 4.60%, 6/29/01......  $        500,101
   640,000   Dade County IDA Aviation Authority Facilities, Series
             84A, 2.95%, 10/1/09(a)..................................           640,000
 1,625,000   Dade County IDA for Dolphin Stadium Project, Series B
             and D, 3.05%, 1/1/16(a).................................         1,625,000
 1,000,000   Dade County IDA for Florida Power and Light, 3.00%,
             4/1/20(a)...............................................         1,000,000
   565,000   Dade County WSR, 3.00%, 10/5/22(a)......................           565,000
 1,005,000   Florida GO prefunded 7/1/01 @ 101, 6.40%, 7/1/09(b).....         1,016,695
   700,000   Florida Board of Education Capital Outlay, GO, prefunded
             6/1/01 @ 102, 6.70%, 6/1/22(b)..........................           707,000
   700,000   Florida Board of Finance GO, 5.00%, 7/1/01(b)...........           700,393
 1,000,000   Florida Board of Finance GO, prefunded 7/1/01 @ 102,
             6.75%, 7/1/13(b)........................................         1,021,864
   300,000   Florida General Service Division GO, 4.80%, 9/1/01(b)...           300,357
 1,200,000   Florida HFA for Kings Colony, 3.00%, 8/1/06(a)..........         1,200,000
 1,115,000   Florida Inland Project Engineering Corp. GO, 5.00%,
             1/1/02(b)...............................................         1,125,758
   225,000   Gulf Breeze Local Government Loan Program, Series 85C,
             2.95%, 12/1/15(a).......................................           225,000
 1,000,000   Hillsborough County, Delta Airlines, 3.10%,
             12/1/30(a)..............................................         1,000,000
   500,000   Miami Dade County School District TAN, 5.00%, 6/28/01...           500,270
 1,000,000   Orange County IDA for Adventist Health Care, 3.00%,
             11/15/14(a).............................................         1,000,000
 2,000,000   Orlando Utilities Commission Water & Electric GO,
             prefunded 10/1/01 @ 102, 6.50%, 10/1/20(b)..............         2,058,528
 1,000,000   Ormond Beach WSR, 5.00%, 9/1/01(b)......................         1,004,944
   200,000   Palm Beach County Norton Gallery School of Art, 2.95%,
             5/1/30(a)...............................................           200,000
   100,000   Polk County IDA for Convention Center, 3.70%
             1/1/11(a)...............................................           100,000
   900,000   Putnam County PCR for Florida Power and Light, 3.10%,
             9/1/24(a)...............................................           900,000
   950,000   Reedy Creek Florida Utilities, prefunded 10/1/01 @ 101,
             6.50%, 10/1/16(b).......................................           965,814
   200,000   Saint Lucie IDA for Convalescent Centers, 3.70%,
             1/1/11(a)...............................................           200,000
   600,000   Sarasota County HFF for Bay Village, 3.05%,
             12/1/23(a)..............................................           600,000
   500,000   Seminole County IDA HFF for Florida Living Nursing,
             3.15%, 2/1/11(a)........................................           500,000
   200,000   University North Florida Capital Improvement Project,
             3.10%, 11/1/24(a).......................................           200,000
   200,000   Volusia County HEFA for South West Volusia Health,
             2.95%, 11/15/23(a)......................................           200,000
 1,000,000   Volusia County IDR for First Union, 3.10%, 9/1/21(a)....         1,000,000
                                                                       ----------------
                                                                             21,056,724
                                                                       ----------------
             CALIFORNIA--4.1%
 1,200,000   Los Angeles International Airport Authority, Series E,
             3.15%, 12/1/24(a).......................................         1,200,000
                                                                       ----------------
             ILLINOIS--9.7%
 1,300,000   Chicago O'Hare Airport, American Airlines, 3.10%,
             12/1/17(a)..............................................         1,300,000
   800,000   Illinois DFA for Shakespeare Project, 2.97%,
             1/1/19(a)...............................................           800,000
   700,000   Illinois DFA for Wbez Alliance Project, 3.00%,
             3/1/29(a)...............................................           700,000
                                                                       ----------------
                                                                              2,800,000
                                                                       ----------------
             NEW YORK--4.5%
   400,000   New York City GO, Series E5, 3.25%, 8/1/16(a)...........           400,000
   900,000   New York City GO, Series E5, 3.25%, 8/1/17(a)...........           900,000
                                                                       ----------------
                                                                              1,300,000
                                                                       ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                           (NOTE 1)
---------    ----------------------------------                           --------
             OHIO--3.5%
$1,000,000   Hamilton County, Kenwood Office Association, 3.25%,
             9/1/25(a)...............................................  $      1,000,000
                                                                       ----------------
             RHODE ISLAND--3.5%
 1,000,000   Rhode Island HEFA for Saint Andrews School, 3.05%,
             12/1/29(a)..............................................         1,000,000
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $28,356,724)................      98.1%       28,356,724
                 OTHER ASSETS, LESS LIABILITIES......................       1.9           554,743
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     28,911,467
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 28,911,467 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                 OUTSTANDING...................................................             $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--98.3%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$  100,000   Boston WSR, 2.65%, 11/1/24(a)...........................  $        100,000
   508,000   Everett RAN GO, 6.00%, 12/1/01(b).......................           512,187
   500,000   Holliston BAN, 4.75%, 12/13/01..........................           501,125
   500,000   Lee BAN, 4.75%, 10/17/01................................           500,724
   500,000   Marlborough BAN, 5.00%, 6/22/01.........................           500,115
   500,000   Massachusetts GO prefunded 6/1/01 @ 102, 7.65%,
             6/1/08(b)...............................................           510,000
   500,000   Massachusetts BAN GO Series 97B, 5.00%, 9/1/16(a).......           500,917
   900,000   Massachusetts GO, Series A, 2.75%, 9/1/16...............           900,000
   400,000   Massachusetts GO, Series B, 2.75%, 9/1/16...............           400,000
   850,000   Massachusetts DFA for Elderhostel, 2.85%, 8/1/30(a).....           850,000
   100,000   Massachusetts DFA for New Bedford Whaling Museum, 2.90%,
             9/1/29(a)...............................................           100,000
 1,750,000   Massachusetts DFA for Notre Dame Health Care, 3.00%,
             10/1/29(a)..............................................         1,750,000
   800,000   Massachusetts DFA for Smith College, 2.70%, 7/1/24(a)...           800,000
   690,000   Massachusetts HEFA for University of Massachusetts,
             2.65%, 10/1/27(a).......................................           690,000
   300,000   Massachusetts HEFA for Brigham & Women's Hospital,
             2.75%, 7/1/17(a)........................................           300,000
   390,000   Massachusetts HEFA for Becker College, Series A-2,
             2.90%, 7/1/09(a)........................................           390,000
 1,200,000   Massachusetts HEFA for University of Massachusetts
             Series A, 2.65%, 11/1/30(a).............................         1,200,000
   500,000   Massachusetts HEFA for Boston University, 2.95%,
             12/1/29(a)..............................................           500,000
   100,000   Massachusetts HEFA for Cap Asset Program Series G-1,
             2.60%, 1/1/19(a)........................................           100,000
   300,000   Massachusetts HEFA for Falmouth Assisted Living, Series
             A, 2.75%, 11/1/26(a)....................................           300,000
   200,000   Massachusetts HEFA for Partners Health System, Series
             P-2, 2.80%, 7/1/27(a)...................................           200,000
   800,000   Massachusetts HEFA for Harvard Univ. Series Y, 2.65%,
             7/1/35(a)...............................................           800,000
   200,000   Massachusetts HEFA for Wellesley College, Series E,
             2.80%, 7/1/22(a)........................................           200,000
   400,000   Massachusetts HEFA for Williams College Series E, 2.75%,
             8/1/14(a)...............................................           400,000
   900,000   Massachusetts HFA for Multifamily Housing, 2,85%,
             1/15/10(a)..............................................           900,000
   200,000   Massachusetts IDF for KRH Rolls Project, 3.45%,
             5/1/06(a)...............................................           200,000
   200,000   Massachusetts IFA for Gordon College, 2.85%,
             12/1/27(a)..............................................           200,000
   530,000   Massachusetts IFA PCR for Holyoke Water Power Project,
             2.75%, 5/1/22(a)........................................           530,000
    81,000   Massachusetts IFA for Lower Mills Association, 2.85%,
             12/1/20(a)..............................................            81,000
   500,000   Massachusetts Municipal Wholesale Electric Power Supply
             Systems, 4.60%, 7/1/01(b)...............................           500,373
   600,000   Massachusetts WRA, Series 99B, 2.75%, 8/1/28(a).........           600,000
   200,000   Massachusetts WRA, Series B, 2.80%, 4/1/28(a)...........           200,000
   800,000   Massachusetts WRA, Series B, 2.80%, 8/1/37(a)...........           800,000
   200,000   Massachusetts WRA, Series D, 2.80%, 11/1/26(a)..........           200,000
   160,000   North Attelborough GO 4.25%, 11/15/01(b)................           160,530
   500,000   Plainville BAN, 4.50%, 7/19/01..........................           500,192
   600,000   Yarmouth BAN, 4.00%, 6/20/01............................           600,308
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $18,477,471)................      98.3%       18,477,471
                 OTHER ASSETS, LESS LIABILITIES......................       1.7           320,884
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     18,798,355
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 18,798,355 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--98.6%                                (NOTE 1)
 ---------   -----------------------------                                --------
 $100,000    Bruce Township HDA for Sisters of Charity, 2.80%,
             5/1/18(a)...............................................  $       100,000
  395,000    Cornell Township EDC for Mead Escanaba Paper, 3.10%,
             11/1/16(a)..............................................          395,000
  100,000    Delta County EDC for Mead Escanaba Paper, Series 85F,
             3.10%, 12/1/13(a).......................................          100,000
  405,000    Delta County EDC for Mead Escanaba Paper, Series C, D
             and Series 85E, 3.00% - 3.10%, 12/1/23(a)...............          405,000
  125,000    Detroit EDC for Waterfront Reclamation, Series C, 3.05%,
             5/1/09(a)...............................................          125,000
  200,000    Detroit Sewage District Revenue, Series B, 2.80,
             7/1/23(a)...............................................          200,000
  100,000    Detroit Water Supply System, 2.95%, 7/1/13(a)...........          100,000
  440,000    Garden City Hospital Finance Authority, Series 96A,
             3.05%, 9/1/26(a)........................................          440,000
  325,000    Grand Rapids Water Supply System, 2.90%, 1/1/20(a)......          325,000
  345,000    Jackson County EDC for Thrifty Leoni Project, 3.20%,
             12/1/14(a)..............................................          345,000
   25,000    Michigan HDA for Laurel, 3.05%, 12/1/07(a)..............           25,000
  400,000    Michigan Hospital Finance Authority for Mt. Clemens
             Hospital, 2.95%, 8/15/15(a).............................          400,000
  100,000    Michigan HDA for Harbortown Limited, Series 91, 3.025%,
             6/1/04(a)...............................................          100,000
  325,000    Michigan HDA, Series B, 2.90%, 4/1/19(a)................          325,000
  180,000    Michigan Job Development Authority for Gordon Food
             Service, 3.15%, 8/1/15(a)...............................          180,000
  360,000    Michigan Job Development Authority for Wyandotte Court,
             3.20%, 12/1/09(a).......................................          360,000
  380,000    Michigan Strategic Fund for Muskegon Village, 2.95%,
             8/15/34(a)..............................................          380,000
  385,000    Michigan Strategic Fund for Allen Group Inc., 2.80%,
             11/1/25(a)..............................................          385,000
                                                                       ---------------

               TOTAL INVESTMENTS (COST $4,690,000 )................      98.6%   4,690,000
               OTHER ASSETS, LESS LIABILITIES......................       1.4       66,859
                                                                     --------   ----------
               NET ASSETS..........................................     100.0%  $4,756,859
                                                                     ========   ==========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
               BASED ON 4,756,859 SHARES OF BENEFICIAL INTEREST, $.001 PAR
               VALUE OUTSTANDING.............................................        $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--98.8%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$1,680,000   Atlantic City GO, 4.75%, 8/15/01(b).....................  $      1,681,996
 1,800,000   Atlantic City Pooled Government Loan Program, 2.55%,
             7/1/26(a)...............................................         1,800,000
 1,900,000   Bayonne EDA for IMTT Dock Facility, GO, 2.90%,
             12/1/27(a)..............................................         1,900,000
   400,000   Bergen County, New York Utilities GO 5.70%,
             12/15/01(b).............................................           405,050
 1,900,000   Camden County Improvement Authority for Jewish Community
             Project, 2.80%, 12/1/10(a)..............................         1,900,000
   500,000   Camden County Improvement Authority fo Redevelopment
             Harvest Village, 3.05%, 6/1/29(a).......................           500,000
   400,000   Essex County Improvement Authority, 2.70%,
             12/01/25(a).............................................           400,000
 1,500,000   Essex County Improvement Authority for the Children's
             Institute, 2.85%, 2/1/20(a).............................         1,500,000
 2,000,000   Fair Lawn BAN, 4.50%, 12/14/01..........................         2,002,262
   500,000   Gloucester County BAN, 4.75%, 7/31/01...................           500,371
 2,000,000   Jefferson Township BAN, 4.75%, 7/13/01..................         2,000,815
 1,400,000   Jefferson Township BAN, 3.50%, 2/15/02..................         1,402,301
   750,000   Jersey City GO, 4.50%, 3/1/02(b)........................           756,233
 4,175,000   Jersey City Redevelopment Authority for Dixon Mills
             Apartments, 2.55%, 5/15/30(a)...........................         4,175,000
 1,300,000   Monmouth County Pooled Government Loan Program, 2.65%,
             8/1/16(a)...............................................         1,300,000
 1,800,000   New Jersey EDA, 2.95%, 12/1/07(a).......................         1,800,000
   900,000   New Jersey EDA for Golf Association Project, 2.85%,
             5/1/23(a)...............................................           900,000
   700,000   New Jersey EDA Series CC, 2.80%, 12/1/09(a).............           700,000
   650,000   New Jersey EDA for Economic Growth, Series F, 2.90%,
             8/1/14(a)...............................................           650,000
   400,000   New Jersey EDA for El Dorado Terminals, 2.80%,
             12/1//21(a).............................................           400,000
   200,000   New Jersey EDA for NJ Natural Gas Co. Series A, 2.65%,
             1/1/28(a)...............................................           200,000
 1,700,000   New Jersey EDA for Public Service Electric and Gas,
             2.50%, 9/1/12(a)........................................         1,700,000
   700,000   New Jersey EDA for R Realty, 2.85%, 3/1/09(a)...........           700,000
 1,852,000   New Jersey EDA for RJB Associates, 2.85%, 8/1/08(a).....         1,852,000
   700,000   New Jersey EDA for Saint James Preparatory School,
             2.80%, 12/1/27(a).......................................           700,000
   885,000   New Jersey EDA for Saint Peters Preparatory School,
             2.90%, 1/1/10(a)........................................           885,000
   400,000   New Jersey EDA for Trailer Marine Crowle, 3.40%,
             2/1/02(a)...............................................           400,000
   400,000   New Jersey EDA for Water Facilities, Series B, 3.20%,
             11/1/25(a)..............................................           400,000
 1,300,000   New Jersey EFA for College of New Jersey Series A, 2.70%
             7/1/29(a)...............................................         1,300,000
   500,000   New Jersey HCF for Atlantic City Medical Center, 2.60%,
             7/1/28(a)...............................................           500,000
 1,000,000   New Jersey HCF for Hackettstown Community Hospital,
             2.75%, 7/1/30(a)........................................         1,000,000
 1,400,000   New Jersey HCF for Hospital Capital Asset Series A and
             C, 2.65%, 7/1/35(a).....................................         1,400,000
 1,910,000   New Jersey Sports Expo Authority, Series C, 2.65%,
             9/1/24(a)...............................................         1,910,000
 4,000,000   New Jersey Turnpike Authority, 2.70%, 1/1/18(a).........         4,000,000
 2,000,000   Ocean City BAN, 4.60%, 12/12/01.........................         2,003,051
 2,075,000   Pequannock Township BAN, 4.60%, 8/17/01.................         2,076,266
 1,000,000   Roxbury BAN, 4.50%, 12/13/01............................         1,001,023
 2,552,000   Voorhees Township BAN, 3.32%, 3/14/02...................         2,553,343
 1,000,000   Woodbridge BAN, 4.75%, 7/21/01..........................         1,000,558
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $52,255,269)................      98.8%       52,255,269
                 OTHER ASSETS, LESS LIABILITIES......................       1.2           635,215
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     52,890,484
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 52,890,484 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.0%                                (NOTE 1)
 ---------   -----------------------------                                --------
 $350,000    Cincinnati & Hamilton Port Authority EDA for Kenwood
             Office Project, 3.25%, 9/1/25(a)........................  $       350,000
  470,000    Cuyahoga County EDA for the Cleveland Orchestra, 3.05%,
             4/1/28(a)...............................................          470,000
  100,000    Cuyahoga County HRB for Cleveland Clinic, Series A,
             2.90%, 1/1/26(a)........................................          100,000
  470,000    Cuyahoga County HRB for University Hospital, 3.10%,
             1/1/16(a)...............................................          470,000
  100,000    Cuyahoga County HRB for University Hospital, Series D,
             2.95%, 1/15/29(a).......................................          100,000
  525,000    Cuyahoga County IDA for Allen Group Project, 2.90%,
             12/1/15(a)..............................................          525,000
  450,000    Delaware County IDR for Radiation Sterilizers, 3.75%,
             12/1/04(a)..............................................          450,000
  145,000    Franklin County HRB for U. S. Health Corp. Series B,
             3.40%, 12/1/20(a).......................................          145,000
  170,000    Franklin County Community HSG Network, 3.13%,
             12/1/20(a)..............................................          170,000
  470,000    Hamilton County HRB for Bethesda Hospital, 2.85%,
             2/15/24(a)..............................................          470,000
  470,000    Hamilton County HRB for Health Alliance Series A, 2.85%,
             1/1/18(a)...............................................          470,000
  425,000    Indian Hill EDA for Cincinnati Country Day School,
             3.15%, 5/1/19(a)........................................          425,000
  450,000    Lucas County HFF for Lutheran Home Society, 2.95%,
             11/1/19(a)..............................................          450,000
  300,000    Ohio Air Quality Dev. Authority for Cincinnati Gas &
             Electric, 3.10%, 12/1/15(a).............................          300,000
  315,000    Ohio Air Quality Dev. Authority for Duquesne Light,
             3.05%, 10/1/27(a).......................................          315,000
  500,000    Ohio Air Quality Dev. Authority for Mead Corp., 3.10%,
             10/1/01(a)..............................................          500,000
  470,000    Ohio Air Quality Dev. Authority for Ohio Edison Series
             C, 3.10%, 6/1/23(a).....................................          470,000
  410,000    Ohio Air Quality Dev. Authority for Timken Co., 2.95%,
             6/1/01(a)...............................................          410,000
  460,000    Ohio Water Development Authority PCR for Cleveland
             Electric, Series B, 3.00%, 8/1/20(a)....................          460,000
  450,000    Ottawa County HRB for Luther Home of Mercy, 3.10%,
             10/1/17(a)..............................................          450,000
  470,000    Sharonville IDR for Edgecomb Metals Inc., 3.00%,
             11/1/09(a)..............................................          470,000
                                                                       ---------------

               TOTAL INVESTMENTS (COST $7,970,000).................      99.0%   7,970,000
               OTHER ASSETS, LESS LIABILITIES......................       1.0       83,310
                                                                     --------   ----------
               NET ASSETS..........................................     100.0%  $8,053,310
                                                                     ========   ==========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
               BASED ON 8,053,310 SHARES OF BENEFICIAL INTEREST, $.001 PAR
               VALUE OUTSTANDING.............................................        $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--100.7%                                (NOTE 1)
 ---------   ------------------------------                                --------
$  700,000   Allegheny HDA for St. Francis Health Center, 3.15%,
             11/1/27(a)..............................................  $        700,000
   100,000   Allegheny HDA for Children's Hospital Pittsburgh Series
             B, 2.95%, 12/1/15(a)....................................           100,000
   985,000   Allegheny HDA for Presbyterian University Hospital,
             Series B3, 3.00%, 3/1/18(a).............................           985,000
 1,200,000   Allegheny IDA for Longwood at Oakmont, Series A, C and
             D, 3.05%, 7/1/27(a).....................................         1,200,000
 1,400,000   Allegheny IDA for Environmental Improvements, 2.95%,
             12/1/32(a)..............................................         1,400,000
 1,335,000   Berks County IDR for Visiting Nurse Services, Series A,
             3.10% - 3.20%, 12/1/15(a)...............................         1,335,000
 2,700,000   Bucks IDA for Edgecomb Metals Co., 3.00%, 10/1/09(a)....         2,700,000
 1,164,000   Chartiers Valley IDA for 1133 Penn Ave. Associates,
             Project A, 3.05%, 8/1/07(a).............................         1,164,000
   100,000   Cumberland County, Series 2000, 3.03%, 5/1/20(a)........           100,000
 1,220,000   Dallastown School District, 3.03%, 2/1/18(a)............         1,220,000
   800,000   Dauphin County General Authority GO, 4.45%, 9/1/01(b)...           802,251
 2,450,000   Delaware County IDA for Environmental Improvement,
             3.00%, 11/1/33(a).......................................         2,450,000
 1,000,000   Delaware IDA for Scotfoam Corp., 3.80%, 10/1/05(a)......         1,000,000
 2,500,000   Delaware Valley Regional Finance Authority, Series B and
             D, 2.90%, 12/1/20(a)....................................         2,500,000
   350,000   Emmaus General Authority, 2.95%, 12/1/28(a).............           350,000
   395,000   Emmaus General Authority Series B-18, 3.00%,
             3/1/24(a)...............................................           395,000
   400,000   Emmaus General Authority Series G-15, 3.00%,
             3/1/34(a)...............................................           400,000
   600,000   Franklin Regional School District GO, 5.25%,
             10/1/01(b)..............................................           603,825
   200,000   Gettsburg IDR for Dal-Tile, 3.10%, 3/1/04(a)............           200,000
 1,100,000   Lancaster County Series 00, 3.03%, 5/1/30(a)............         1,100,000
 1,300,000   Lancaster County HRB for Brethren Village, 3.03%,
             6/15/20(a)..............................................         1,300,000
 2,000,000   Lebanon County HCF for ECC Retirement Village, 3.03%,
             10/15/25(a).............................................         2,000,000
   200,000   Lehigh County IDA for Allentown Airport, 3.05%,
             12/1/05(a)..............................................           200,000
 1,135,000   Lehigh County IDR for Radnor Lehigh, 3.17%, 2/1/17(a)...         1,135,000
   300,000   Lehigh County, Lehigh Valley, Series A, 3.15%,
             7/1/28(a)...............................................           300,000
   440,000   Montgomery County IDA for Girl Scouts, 3.10%,
             2/1/25(a)...............................................           440,000
 1,105,000   Pennsylvania Higher Education Facility for Temple
             University, 3.00%, 10/1/09(a)...........................         1,105,000
   700,000   Pennsylvania IDA for Economic Development Series A,
             prefunded 7/1/01 @ 102, 7.00%, 1/1/11(b)................           715,444
   100,000   Philadelphia IDA for the Performing Arts, 2.95%,
             6/1/25(a)...............................................           100,000
   200,000   Philadelphia IDR for Fox Chase Cancer Center Project,
             3.05%, 7/1/25(a)........................................           200,000
   100,000   Philadelphia MHR for Harbor View Towers, 3.05%,
             11/1/27(a)..............................................           100,000
   395,000   Pottsgrove School District GO, Series A, 3.25%,
             12/1/01(b)..............................................           395,000
   635,000   Saint Mary's School District GO, 4.35%, 1/1/02(b).......           638,960
 1,300,000   Sayre HCF for Capital Financing Project Series I and L,
             2.90%, 12/1/20(a).......................................         1,300,000
 1,900,000   Schuykill County IDA for Northeastern Power, 3.05%,
             12/1/22(a)..............................................         1,900,000
   485,000   Scranton-Lackawanna Health & Welfare Authority for Univ.
             of Scranton, 3.25%, 11/1/01(b)..........................           485,000
   500,000   York County IDA for PG&E, Series A, 2.85%, 9/1/20(a)....           500,000
   600,000   York County IDA, PCR for Philadelphia Electric Co.,
             2.75%, 7/6/01(a)........................................           600,000
   190,000   York County Series A, 2.95%, 9/1/26(a)..................           190,000
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $34,309,480)................     100.7%       34,309,480
                 LIABILITIES, LESS OTHER ASSETS......................       (.7)         (248,862)
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     34,060,618
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 34,060,618 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2001

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--89.9%                                (NOTE 1)
 ---------   -----------------------------                                --------
 $565,000    Albemarle County IDA for University of Virginia, 2.95%,
             10/1/22(a)..............................................  $       565,000
  435,000    Alexandria IDA Series A, 3.00%, 7/1/26(a)...............          435,000
  130,000    Chesapeake County IDA for Indl Dev-Ltd Assoc., 3.10%,
             3/1/11(a)...............................................          130,000
  625,000    Clarke IDA for Winchester Medical Center, 3.15%,
             1/1/30(a)...............................................          625,000
  625,000    Hampton MHR for Avalon, 2.90%, 6/15/26(a)...............          625,000
  625,000    Hampton MHR for Shoreline Apartments, 3.00%,
             12/1/19(a)..............................................          625,000
  625,000    Loudoun IDA for Falcons Landing, 2.90%, 11/1/28(a)......          625,000
  625,000    Lynchburgh IDA Series B, 2.97%, 12/1/25(a)..............          625,000
  190,000    Newport News Redevelopment & Housing for Newport Oxford,
             3.10% - 3.15%, 11/1/06(a)...............................          190,000
  275,000    Norfolk IDA for Children's Hospital, 3.00%, 6/1/20(a)...          275,000
  500,000    Peninsula Port Authority for Dominion Terminal., 3.10% -
             3.15%, 7/1/16(a)........................................          500,000
   35,000    Richmond IDA for Ninth & Cary Assoc., 3.00%,
             9/1/10(a)...............................................           35,000
  185,000    Roanoke IDA for Friendship Manor, 3.00%, 8/1/13(a)......          185,000
  600,000    Virginia College Building Authority for University of
             Richmond 2.95%, 11/1/22(a)..............................          600,000
                                                                       ---------------

                 TOTAL INVESTMENTS (COST $6,040,000).................      89.9%       6,040,000
                 OTHER ASSETS, LESS LIABILITIES......................      10.1          681,493
                                                                       --------  ---------------
                 NET ASSETS..........................................     100.0% $     6,721,493
                                                                       ========  ===============
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 6,721,493 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................            $1.00

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2001

             ASSETS
             Investments in securities, at value (cost $6,040,000)...  $     6,040,000
             Cash....................................................          664,803
             Interest receivable.....................................           17,239
                                                                       ---------------
             Total Assets............................................        6,722,042
                                                                       ---------------
             LIABILITIES
             Other payables and accrued expenses.....................              549
                                                                       ---------------
             Total Liabilities.......................................              549
                                                                       ---------------
             NET ASSETS..............................................  $     6,721,493
                                                                       ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       FOOTNOTES TO PORTFOLIO STATEMENTS

SECURITY TYPE ABBREVIATIONS:
----------------------------

                                                                                              Housing Finance Authority Revenue
BAN --......................  Bond Anticipation Notes                                HFA --   Bonds
                                                                                              Health Facilities Financing
BOE --......................  Board of Education                                     HFF --   Authority
CDA --......................  Community Redevelopment Agency                         HRB --   Hospital Revenue Bonds
                                                                                              Industrial Development Authority
COP --......................  Certificate of Participation                           IDA --   Revenue Bonds
                                                                                              Industrial Development Agency
CSD --......................  Central School District                                IDR --   Revenue Bonds
                              Development Authority Industrial
DAI --......................  Refunding Bonds                                        IFA --   Industrial Finance Authority
DFA --......................  Development Finance Agency                             MHR --   Multifamily Housing Revenue Bonds
                              Economic Development Authority
EDA --......................  Revenue Bonds                                          PCR --   Pollution Control Revenue Bonds
EDC --......................  Economic Development Corporation                       PFA --   Public Finance Authority
EFA --......................  Education Facilities Authority                         RAN --   Revenue Anticipation Notes
GO --.......................  General Obligation Bonds                               RAW --   Revenue Anticipation Warrants
                              Health Care Facilities Revenue
HCF --......................  Bonds                                                  TAN --   Tax Anticipation Notes
HDA --......................  Hospital Development Authority                        TRAN --   Tax & Revenue Anticipation Notes
                              Housing Development Corporation
HDC --......................  Bonds                                                 UFSD --   Union Free School District
                              Health and Educational Facilities
HEF --......................  Revenue Bonds                                          WDS --   Water District Certificates
                              Health & Education Facilities
HEFA --.....................  Authority                                              WRA --   Water Resource Authority
                                                                                     WSR --   Water System Revenue Bonds

-----------------

(a) Variable rate securities. The interest rates, as reported on May 31, 2001, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2001

                                                                                    U.S.         U.S.
                                                                     PRIMARY     GOVERNMENT    TREASURY
                                                                       FUND         FUND         FUND
                                                                   ------------  -----------  -----------
INTEREST INCOME (Note 1).........................................  $335,794,656  $44,422,807  $18,371,701
                                                                   ------------  -----------  -----------

EXPENSES (Note 2)
COMPREHENSIVE MANAGEMENT FEES:
  Class R........................................................    43,917,265  5,982,846      2,589,218
  Class 75.......................................................         1,550         --             --
  Class Treasurer's Trust........................................        10,997        766          1,410
  Class 45.......................................................           276        167             --
  Class 25.......................................................         9,061         77             --
DISTRIBUTION (12B-1) FEES:
  Class R........................................................    10,979,316  1,495,712        647,822
  Class 75.......................................................           563         --             --
Trustee fees.....................................................       248,176     44,143         21,352
                                                                   ------------  -----------  -----------
    Total expenses before waiver.................................    55,167,204  7,523,711      3,259,802
    Less: expenses waived (Note 2)...............................            --         --       (159,902)
                                                                   ------------  -----------  -----------
    Net Expenses.................................................    55,167,204  7,523,711      3,099,900
                                                                   ------------  -----------  -----------

NET INVESTMENT INCOME, Representing net increase in Net
  Assets from Investment Operations..............................  $280,627,452  $36,899,096  $15,271,801
                                                                   ============  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2001

INTEREST INCOME (Note 1)..........................  $12,137,808
                                                    ----------

EXPENSES (Note 2)
  Comprehensive management fee:
        Class R...................................   2,487,449
        Class Treasurer's Trust...................       4,173
        Class 25..................................         943
  Distribution (12b-1) fees:
        Class R...................................     617,671
  Trustees fees...................................      17,623
                                                    ----------
    Total Expenses................................   3,127,859
                                                    ----------

NET INVESTMENT INCOME, representing Net Increase
  in Net Assets from Investment Operations........  $9,009,949
                                                    ==========

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 YEAR ENDED MAY 31,
                                          --------------------------------
                                               2001             2000
                                          ---------------  ---------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income.................  $     9,009,949  $     7,438,679
                                          ---------------  ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (NOTE 1):
  Net investment income
        Class R.........................       (8,981,171)      (7,438,679)
        Class Treasurer's Trust.........          (17,800)
        Class 25........................          (10,978)
                                          ---------------  ---------------
                                               (9,009,949)      (7,438,679)
                                          ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares......    1,381,599,915    1,476,564,219
  Dividends reinvested..................        9,009,949        7,438,679
  Cost of shares redeemed...............   (1,235,247,966)  (1,504,687,462)
                                          ---------------  ---------------
                                              155,361,898      (20,684,564)
                                          ---------------  ---------------
  Net increase (decrease) in net
    assets..............................      155,361,898      (20,684,564)

NET ASSETS:
  Beginning of year.....................      271,944,354      292,628,918
                                          ---------------  ---------------
  End of year...........................  $   427,306,252  $   271,944,354
                                          ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2001

                           RESERVE NEW YORK
                           TAX-EXEMPT TRUST                RESERVE TAX-EXEMPT TRUST
                           ----------------  -----------------------------------------------------
                               NEW YORK      CALIFORNIA II  CONNECTICUT   FLORIDA    MASSACHUSETTS
                                 FUND            FUND          FUND         FUND         FUND
                           ----------------  -------------  -----------  ----------  -------------
INTEREST INCOME (Note
  1).....................     $9,355,869      $3,988,708    $1,699,826   $1,212,533    $693,728
                              ----------      ----------    ----------   ----------    --------

EXPENSES (Note 2)
  Comprehensive
    management fees......      1,960,782         946,993       363,372      245,616     146,204
  Distribution (12b-1)
    fees.................        490,196         236,748        90,843       61,404      36,444
  Trustees fees..........         12,689           5,097         3,168        1,814       1,036
                              ----------      ----------    ----------   ----------    --------
    Total expenses.......      2,463,667       1,188,838       457,383      308,834     183,684
                              ----------      ----------    ----------   ----------    --------
NET INVESTMENT INCOME....     $6,892,202      $2,799,870    $1,242,443   $  903,699    $510,044
                              ==========      ==========    ==========   ==========    ========

                                          RESERVE TAX-EXEMPT TRUST
                           -------------------------------------------------------
                           MICHIGAN  NEW JERSEY    OHIO    PENNSYLVANIA  VIRGINIA
                             FUND       FUND       FUND        FUND        FUND
                           --------  ----------  --------  ------------  ---------
INTEREST INCOME (Note
  1).....................  $112,030  $2,045,229  $323,868    $944,839    $138,421
                           --------  ----------  --------    --------    --------
EXPENSES (Note 2)
  Comprehensive
    management fees......   23,815     433,690     67,855     195,110      31,203
  Distribution (12b-1)
    fees.................    5,954     108,422     16,964      48,777       7,837
  Trustees fees..........      120       2,806        335       1,205          63
                           --------  ----------  --------    --------    --------
    Total Expenses.......   29,889     544,918     85,154     245,092      39,103
                           --------  ----------  --------    --------    --------
NET INVESTMENT INCOME....  $82,141   $1,500,311  $238,714    $699,747    $ 99,318
                           ========  ==========  ========    ========    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                      PRIMARY FUND                   U.S. GOVERNMENT FUND               U.S. TREASURY FUND
                           ----------------------------------  --------------------------------  --------------------------------
                              YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                             MAY 31, 2001      MAY 31, 2000     MAY 31, 2001     MAY 31, 2000     MAY 31, 2001     MAY 31, 2000
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $    280,627,452  $    178,445,414  $   36,899,096   $   33,030,261   $   15,271,801   $    13,578,731
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (NOTE 1):
  Class R................      (280,376,036)     (178,445,414)    (36,892,134)     (33,030,261)     (15,263,710)      (13,578,731)
  Class 75...............           (11,187)               --              --               --               --                --
  Class Treasurer's
    Trust................           (75,544)               --          (4,432)              --           (8,091)               --
  Class 45...............            (2,616)               --          (1,343)              --               --                --
  Class 25...............          (162,069)               --          (1,187)              --               --                --
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
Total dividends to
  shareholders...........      (280,627,452)     (178,445,414)    (36,899,096)     (33,030,261)     (15,271,801)      (13,578,731)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    31,227,773,238    23,580,681,398   3,366,006,079    3,858,075,628    1,596,750,098     1,623,852,533
  Dividends reinvested...       280,627,452       178,445,414      36,899,096       33,030,261       15,166,801        13,578,731
  Cost of shares
    redeemed.............   (28,913,967,122)  (22,733,249,526) (3,159,724,161)  (3,939,601,776)  (1,579,519,293)   (1,526,930,793)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
                              2,594,433,568     1,025,877,286     243,181,014      (48,495,887)      32,397,606       110,500,471
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Net increase (decrease)
    in net assets........     2,594,433,568     1,025,877,286     243,181,014      (48,495,887)      32,397,606       110,500,471

NET ASSETS:
  Beginning of year......     4,355,940,377     3,330,063,091     667,698,041      716,193,928      397,202,536       286,702,065
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  End of year............  $  6,950,373,945  $  4,355,940,377  $  910,879,055   $  667,698,041   $  429,600,142   $   397,202,536
                           ================  ================  ===============  ===============  ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                   RESERVE NEW YORK
                                   TAX-EXEMPT TRUST                                RESERVE TAX-EXEMPT TRUST
                           --------------------------------  ---------------------------------------------------------------------
                                    NEW YORK FUND                    CALIFORNIA II FUND                   CONNECTICUT FUND
                           --------------------------------  -----------------------------------  --------------------------------
                             YEAR ENDED       YEAR ENDED       YEAR ENDED        PERIOD ENDED       YEAR ENDED       YEAR ENDED
                            MAY 31, 2001     MAY 31, 2000     MAY 31, 2001     MAY 31, 2000(A)     MAY 31, 2001     MAY 31, 2000
                           ---------------  ---------------  ---------------  ------------------  ---------------  ---------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............   $   6,892,202    $   5,014,291    $   2,799,870     $   1,374,000      $   1,242,443    $   1,305,553
                            -------------    -------------    -------------     -------------      -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............      (6,892,202)      (5,014,291)      (2,799,870)       (1,374,000)        (1,242,443)      (1,305,553)
                            -------------    -------------    -------------     -------------      -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............     826,531,093      821,096,889      651,324,525       595,952,442        106,047,767      140,956,225
  Dividends reinvested...       6,892,202        5,014,291        2,799,870         1,374,000          1,242,443        1,305,553
  Cost of shares
    redeemed.............    (780,238,944)    (783,664,964)    (609,247,770)     (505,956,693)      (118,221,888)    (146,571,734)
                            -------------    -------------    -------------     -------------      -------------    -------------
                               53,184,351       42,446,216       44,876,625        91,369,749        (10,931,678)      (4,309,956)
                            -------------    -------------    -------------     -------------      -------------    -------------
  Net increase (decrease)
    in net assets........      53,184,351       42,446,216       44,876,625        91,369,749        (10,931,678)      (4,309,956)

NET ASSETS:
  Beginning of period....     228,427,574      185,981,358       91,369,749                --         51,128,722       55,438,678
                            -------------    -------------    -------------     -------------      -------------    -------------
  End of period..........   $ 281,611,925    $ 228,427,574    $ 136,246,374     $  91,369,749      $  40,197,044    $  51,128,722
                            =============    =============    =============     =============      =============    =============

-----------------

(a)  For the period July 2, 1999 (Commencement of Operations) to May 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 RESERVE TAX-EXEMPT TRUST
                           ----------------------------------------------------------------------------------------------------
                                     FLORIDA FUND                   MASSACHUSETTS FUND                  MICHIGAN FUND
                           --------------------------------  --------------------------------  --------------------------------
                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                            MAY 31, 2001     MAY 31, 2000     MAY 31, 2001     MAY 31, 2000     MAY 31, 2001     MAY 31, 2000
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............   $     903,699    $     686,538    $    510,044     $    339,010     $     82,141     $     36,177
                            -------------    -------------    ------------     ------------     ------------     ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............        (903,699)        (686,538)       (510,044)        (339,010)         (82,141)         (36,177)
                            -------------    -------------    ------------     ------------     ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............     203,544,147      197,568,078      76,127,391       67,762,141       16,882,504       11,678,027
  Dividends reinvested...         903,699          686,538         510,044          339,010           82,141           36,177
  Cost of shares
    redeemed.............    (204,398,950)    (192,022,135)    (73,946,882)     (71,921,640)     (14,369,559)     (10,766,736)
                            -------------    -------------    ------------     ------------     ------------     ------------
                                   48,896        6,232,481       2,690,553       (3,820,489)       2,595,086          947,468
                            -------------    -------------    ------------     ------------     ------------     ------------
  Net increase (decrease)
    in net assets........          48,896        6,232,481       2,690,553       (3,820,489)       2,595,086          947,468

NET ASSETS:
  Beginning of year......      28,862,571       22,630,090      16,107,802       19,928,291        2,161,773        1,214,305
                            -------------    -------------    ------------     ------------     ------------     ------------
  End of year............   $  28,911,467    $  28,862,571    $ 18,798,355     $ 16,107,802     $  4,756,859     $  2,161,773
                            =============    =============    ============     ============     ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           RESERVE TAX-EXEMPT TRUST
                           --------------------------------------------------------
                                 NEW JERSEY FUND                 OHIO FUND
                           ----------------------------  --------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                              MAY 31,        MAY 31,       MAY 31,       MAY 31,
                               2001           2000           2001          2000
                           -------------  -------------  ------------  ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $   1,500,311  $   1,050,252  $   238,714   $    60,833
                           -------------  -------------  ------------  ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............     (1,500,311)    (1,050,252)    (238,714)      (60,833)
                           -------------  -------------  ------------  ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    250,006,902    215,890,580   36,980,981    18,513,169
  Dividends reinvested...      1,500,311      1,050,252      238,714        60,833
  Cost of shares
    redeemed.............   (243,050,817)  (213,823,240) (38,100,034)  (10,862,839)
                           -------------  -------------  ------------  ------------
                               8,456,396      3,117,592     (880,339)    7,711,163
                           -------------  -------------  ------------  ------------
  Net increase (decrease)
    in net assets........      8,456,396      3,117,592     (880,339)    7,711,163

NET ASSETS:
  Beginning of period....     44,434,088     41,316,496    8,933,649     1,222,486
                           -------------  -------------  ------------  ------------
  End of period..........  $  52,890,484  $  44,434,088  $ 8,053,310   $ 8,933,649
                           =============  =============  ============  ============

                                         RESERVE TAX-EXEMPT TRUST
                           ----------------------------------------------------
                               PENNSYLVANIA FUND            VIRGINIA FUND
                           --------------------------  ------------------------
                            YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                             MAY 31,       MAY 31,       MAY 31,      MAY 31,
                               2001          2000          2001       2000(A)
                           ------------  ------------  ------------  ----------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATION
  Net investment
    income...............  $   699,747   $   494,718   $    99,318   $    5,782
                           ------------  ------------  ------------  ----------
DIVIDENDS PAID TO SHAREHO
  Net investment income
    (Note 1).............     (699,747)     (494,718)      (99,318)      (5,782)
                           ------------  ------------  ------------  ----------
FROM CAPITAL SHARE TRANSA
  (at net asset value of
  Net proceeds from sale
    of shares............   93,779,092    84,167,132    16,885,998    2,098,440
  Dividends reinvested...      699,747       494,718        99,318        5,782
  Cost of shares
    redeemed.............  (81,503,350)  (80,526,010)  (12,368,045)          --
                           ------------  ------------  ------------  ----------
                            12,975,489     4,135,840     4,617,271    2,104,222
                           ------------  ------------  ------------  ----------
  Net increase (decrease)
    in net assets........   12,975,489     4,135,840     4,617,271    2,104,222
NET ASSETS:
  Beginning of period....   21,085,129    16,949,289     2,104,222           --
                           ------------  ------------  ------------  ----------
  End of period..........  $34,060,618   $21,085,129   $ 6,721,493   $2,104,222
                           ============  ============  ============  ==========

-----------------

(a)  For the period March 3, 2000 (Commencement of Operations) to May 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")
                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE, MASSACHUSETTS, NEW JERSEY, OHIO, PENNSYLVANIA AND VIRGINIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")
                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Funds/Trusts are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Fund's and Trusts' authorized shares of beneficial interest are unlimited. The Fund's shares are divided into four (4) series: Primary, U.S. Government, U.S. Treasury and the Strategist Money-Market Funds. The Trust's shares are divided into ten series: California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. These financial statements and notes apply only to Primary, U.S. Government, U.S. Treasury Funds of The Reserve Fund; California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds of Reserve Tax-Exempt Trust and New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust. Effective April 9, 2001, the Primary Fund, U.S. Government Fund, U.S. Treasury Fund and the Interstate Tax-Exempt Fund offered eight classes of shares: Class 8, Class 15,
     Class 25, Class 35, Class 45, Class Treasurer's Trust, Class 75 and
     Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds/Trusts may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Funds/Trusts are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

     C. It is the Funds'/Trusts' policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Funds/ Trusts shares.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds/Trusts, RMCI serves as the Funds'/Trusts' Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Funds'/Trusts' investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. The Trusts pay RMCI a comprehensive management fee of .80% of the average daily net assets of the Trusts, which are accrued daily. For the Funds, and Interstate Tax-Exempt Fund, RMCI receives a comprehensive management fee accrued daily at an annual rate based on the average daily net assets of each class of each of the funds according to the following schedule:

      CLASS 8      CLASS 15     CLASS 25     CLASS 35     CLASS 45    TREASURER'S TRUST   CLASS 75     CLASS R
      -------     -----------  -----------  -----------  -----------  -----------------  -----------  ----------
           0.08%       0.15%        0.25%        0.35%        0.45%             0.60%         0.55%        0.80%

     The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Funds/Trusts, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their

--------------------------------------------------------------------------------
     investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses and the fees of the disinterested Trustees, for which each fund pays its direct or allocated share. During the year ended May 31, 2001, RMCI voluntarily reduced its fee for the U.S. Treasury Fund Class R by $112,786.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Funds/Trusts have adopted a Rule 12b-1 plan which allows the Funds/Trusts to pay distribution fees for the sale and distribution of their shares. Currently the Trusts and only Class R and Class 75 on the Funds participate in the Plan. Maximum level of distribution expenses are 0.20% per year of the average daily net assets of each fund or class. The Plan requires RMCI to pay an equivalent amount from its own resources. RMCI also has voluntarily agreed to reduce the payments made by Class R of the U.S. Treasury Fund during the fiscal year to an annual rate of .185%, of its average daily net assets. During the year ended May 31, 2001, RMCI voluntarily waived Class R of the U.S. Treasury Fund a total of $47,116 pursuant to the undertaking.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Trusts invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers in each of the respective states. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies. At
     May 31, 2001, the percentage invested in such obligations amounted to:

Interstate                  86.0% Florida                     83.5% Ohio                        99.0%
New York                    79.4% Massachusetts               80.8% Pennsylvania                97.9%
California II               85.9% Michigan                    98.6% Virginia                    89.9%
Connecticut                 82.5% New Jersey                  71.7%

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At May 31, 2001, the composition of each Fund and Trust's net assets were as follows:

                                                          U.S.          U.S.       INTERSTATE
                                         PRIMARY       GOVERNMENT     TREASURY     TAX-EXEMPT
                                           FUND           FUND          FUND          FUND
                                      --------------  ------------  ------------  ------------
      Par Value.....................  $    6,950,374  $    910,879  $    429,600  $    427,306
      Additional-Paid-in-Capital....   6,943,423,571   909,968,176   429,170,542   426,878,946
                                      --------------  ------------  ------------  ------------
      Net Assets....................  $6,950,373,945  $910,879,055  $429,600,142  $427,306,252
                                      ==============  ============  ============  ============

                                   NEW YORK    CALIFORNIA II  CONNECTICUT    FLORIDA    MASSACHUSETTS
                                     FUND          FUND          FUND         FUND          FUND
                                 ------------  -------------  -----------  -----------  -------------
      Par Value................  $    281,612  $    136,246   $    40,197  $    28,911   $    18,798
      Additional-Paid-in-Capital...  281,330,313  136,110,128  40,156,847   28,882,556    18,779,557
                                 ------------  ------------   -----------  -----------   -----------
      Net Assets...............  $281,611,925  $136,246,374   $40,197,044  $28,911,467   $18,798,355
                                 ============  ============   ===========  ===========   ===========

                                   MICHIGAN     NEW JERSEY      OHIO      PENNSYLVANIA   VIRGINIA
                                     FUND          FUND         FUND          FUND         FUND
                                 ------------  ------------  -----------  ------------  -----------
      Par Value................  $      4,757  $     52,890  $     8,053  $    34,061   $     6,721
      Additional-Paid-in-Capital...    4,752,102   52,837,594   8,045,257  34,026,557     6,714,772
                                 ------------  ------------  -----------  -----------   -----------
      Net Assets...............  $  4,756,859  $ 52,890,484  $ 8,053,310  $34,060,618   $ 6,721,493
                                 ============  ============  ===========  ===========   ===========

(6)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
     For the period ended May 31, 2001 and the year ended May 31, 2000, the capital share transactions of each Fund were as follows:

                                                  FOR PERIOD ENDED MAY 31, 2001
                                 ----------------------------------------------------------------
                                                              TREASURER'S
                                     CLASS R      CLASS 75*     TRUST*     CLASS 45*   CLASS 25*
                                 ---------------  ----------  -----------  ---------  -----------
      PRIMARY FUND
      -------------------------
      Sold.....................   30,457,404,981  36,084,965  256,598,599  7,511,800  470,172,893
      Reinvested...............      280,376,036      11,187       75,544      2,616      162,069
      Redeemed.................  (28,851,872,158) (1,439,739) (32,217,271)   (86,716) (28,351,238)
                                 ---------------  ----------  -----------  ---------  -----------
      Net Increase.............    1,885,908,859  34,656,413  224,456,872  7,427,700  441,983,724
                                 ===============  ==========  ===========  =========  ===========

                                                      TREASURER'S
                                         CLASS R        TRUST*     CLASS 45*  CLASS 25*
                                      --------------  -----------  ---------  ---------

      U.S. GOVERNMENT FUND
      ------------------------------
      Sold..........................   3,341,782,334  15,611,526   4,739,419  3,872,801
      Reinvested....................      36,892,134       4,432       1,343      1,186
      Redeemed......................  (3,159,271,153)    (30,791)   (301,562)  (120,655)
                                      --------------  ----------   ---------  ---------
      Net Increase..................     219,403,315  15,585,167   4,439,200  3,753,332
                                      ==============  ==========   =========  =========

                                                                TREASURER'S
                                                   CLASS R        TRUST*
                                                --------------  -----------

      U.S. TREASURY FUND
      ----------------------------------------
      Sold....................................   1,567,545,869  29,204,229
      Reinvested..............................      15,158,710       8,091
      Redeemed................................  (1,578,732,598)   (786,695)
                                                --------------  ----------
      Net Increase............................       3,971,981  28,425,625
                                                ==============  ==========

                                                           TREASURER'S
                                              CLASS R        TRUST*     CLASS 25*
                                           --------------  -----------  ----------

      INTERSTATE-TAX EXEMPT FUND
      -----------------------------------
      Sold...............................   1,249,104,892  86,122,064   46,372,959
      Reinvested.........................       8,981,171      17,800       10,978
      Redeemed...........................  (1,233,786,518)   (788,222)    (673,226)
                                           --------------  ----------   ----------
      Net Increase.......................      24,299,545  85,351,642   45,710,711
                                           ==============  ==========   ==========

                                                          YEAR ENDED MAY 31, 2000
                                      ----------------------------------------------------------------
                                                                                         INTERSTATE-
                                                       U.S. GOVERNMENT  U.S. TREASURY     TAX EXEMPT
                                       PRIMARY FUND         FUND             FUND            FUND
                                          CLASS R          CLASS R         CLASS R         CLASS R
                                      ---------------  ---------------  --------------  --------------

      Sold..........................   23,580,681,398   3,858,075,628    1,623,852,533   1,476,564,219
      Reinvested....................      178,445,414      33,030,261       13,578,731       7,438,679
      Redeemed......................  (22,733,249,526) (3,939,601,776)  (1,526,930,793) (1,504,687,462)
                                      ---------------  --------------   --------------  --------------
      Net Increase (Decrease).......    1,025,877,286     (48,495,887)     110,500,471     (20,684,564)
                                      ===============  ==============   ==============  ==============

---------------

  *  From May 29, 2001 (Commencement of Class) to May 31, 2001.

(7)__FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------
     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund/Trust for the periods as indicated.

                                                     CLASS R
                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2001      2000      1999      1998      1997
                                 --------  --------  --------  --------  --------
      PRIMARY FUND
      -------------------------
      Net asset value beginning
        of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............     .0511     .0492     .0438     .0483     .0457
      Less dividends from net
        investment income......    (.0511)   (.0492)   (.0438)   (.0483)   (.0457)
                                 --------  --------  --------  --------  --------
      Net asset value end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     5.29%     4.92%     4.38%     4.83%     4.57%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $6,241.8  $4,355.9  $3,330.1  $2,707.6  $2,104.1
      Ratio of expenses to
        average net assets.....     1.00%     1.00%     1.00%      .94%      .98%
      Ratio of net investment
        income to average net
        assets.................     5.11%     4.74%     4.26%     4.71%     4.47%

                                          CLASS 75      TREASURER'S TRUST      CLASS 45          CLASS 25
                                           PERIOD            PERIOD             PERIOD            PERIOD
                                       ENDED MAY 31,      ENDED MAY 31,     ENDED MAY 31,     ENDED MAY 31,
                                          2001(A)            2001(A)           2001(A)           2001(A)
                                      ----------------  -----------------  ----------------  ----------------

      PRIMARY FUND
      ------------------------------
      Net asset value beginning of
        period......................      $1.0000            $1.0000           $1.0000           $1.0000
                                          -------            -------           -------           -------
      Net investment income from
        investment operations.......        .0003              .0003             .0004             .0004
      Less dividends from net
        investment income...........       (.0003)            (.0003)           (.0004)           (.0004)
                                          -------            -------           -------           -------
      Net asset value end of
        period......................      $1.0000            $1.0000           $1.0000           $1.0000
                                          =======            =======           =======           =======
      Total Return..................        0.03%              0.03%             0.04%             0.04%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................      $  34.7            $ 224.5           $   7.4           $ 442.0
      Ratio of expenses to average
        net assets (b)..............         0.75%              0.60%             0.45%             0.25%
      Ratio of net investment income
        to average net
        assets (b)..................         3.97%              4.12%             4.27%             4.47%

                                                   CLASS R
                                         FISCAL YEARS ENDED MAY 31,
                                 -------------------------------------------
                                  2001     2000     1999     1998     1997
                                 -------  -------  -------  -------  -------

      U.S. GOVERNMENT FUND
      -------------------------
      Net asset value beginning
        of year................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                 -------  -------  -------  -------  -------
      Net investment income
        from investment
        operations.............    .0493    .0471    .0426    .0471    .0449
      Less dividends from net
        investment income......   (.0493)  (.0471)  (.0426)  (.0471)  (.0449)
                                 -------  -------  -------  -------  -------
      Net asset value end of
        year...................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                 =======  =======  =======  =======  =======
      Total Return.............    5.12%    4.71%    4.26%    4.71%    4.49%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $ 887.1  $ 667.7  $ 716.2  $ 652.5  $ 611.8
      Ratio of expenses to
        average net assets.....    1.01%    1.00%    1.00%     .99%     .99%
      Ratio of net investment
        income to average net
        assets.................    4.93%    4.12%    4.16%    4.63%    4.40%

--------------------------------------------------------------------------------

                                           TREASURER'S TRUST      CLASS 45          CLASS 25
                                                PERIOD             PERIOD            PERIOD
                                             ENDED MAY 31,     ENDED MAY 31,     ENDED MAY 31,
                                                2001(A)           2001(A)           2001(A)
                                           -----------------  ----------------  ----------------

      U.S. GOVERNMENT FUND
      -----------------------------------
      Net asset value beginning of
        period...........................       $1.0000           $1.0000           $1.0000
                                                -------           -------           -------
      Net investment income from
        investment operations............         .0003             .0003             .0003
      Less dividends from net investment
        income...........................        (.0003)           (.0003)           (.0003)
                                                -------           -------           -------
      Net asset value end of period......       $1.0000           $1.0000           $1.0000
                                                =======           =======           =======
      Total Return.......................          0.03%             0.03%             0.03%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................       $  15.6           $   4.4           $   3.8
      Ratio of expenses to average net
        assets (b) ......................          0.60%             0.45%             0.25%
      Ratio of net investment income to
        average net assets (b) ..........          3.47%             3.62%             3.82%

                                                                                TREASURER'S
                                                   CLASS R                         TRUST
                                         FISCAL YEARS ENDED MAY 31,                PERIOD
                                 -------------------------------------------   ENDED MAY 31,
                                  2001     2000     1999     1998     1997        2001(A)
                                 -------  -------  -------  -------  -------  ----------------

      U.S TREASURY FUND
      -------------------------
      Net asset value beginning
        of period..............  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000      $1.0000
                                 -------  -------  -------  -------  -------      -------
      Net investment income
        from investment
        operations.............    .0468    .0443    .0410    .0456    .0443       0.0003
      Less dividends from net
        investment income......   (.0468)  (.0443)  (.0410)  (.0456)  (.0443)     (0.0003)
                                 -------  -------  -------  -------  -------      -------
      Net asset value end of
        period.................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000      $1.0000
                                 =======  =======  =======  =======  =======      =======
      Total Return.............     4.82%    4.43%    4.10%    4.56%    4.43%        3.65%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $ 401.2  $ 397.2  $ 286.7  $ 239.8  $ 169.2      $  28.4
      Ratio of expenses to
        average net assets
        (c) ...................     1.04%    1.00%    1.00%     .97%     .97%        0.60%(b)
      Ratio of net investment
        income to average net
        asset (c)..............     4.63%    4.12%    3.76%    4.26%    4.13%        3.44%(b)

                                                     CLASS R
                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2001      2000      1999      1998      1997
                                 --------  --------  --------  --------  --------

      INTERSTATE TAX-EXEMPT FUND
      -------------------------
      Net asset value beginning
        of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............     .0289     .0267     .0242     .0279     .0256
      Less dividends from net
        investment income......    (.0289)   (.0267)   (.0242)   (.0279)   (.0256)
                                 --------  --------  --------  --------  --------
      Net asset value end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............      2.95%     2.67%     2.42%     2.79%     2.56%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  296.2  $  271.9  $  292.6  $  352.9  $  306.2
      Ratio of expenses to
        average net assets.....      1.01%     1.00%     1.00%      .97%     1.04%
      Ratio of net investment
        income to average net
        assets.................      2.89%     2.60%     2.38%     2.75%     2.52%

--------------------------------------------------------------------------------

                                                 TREASURER'S
                                                    TRUST        CLASS 25
                                                PERIOD ENDED   PERIOD ENDED
                                                MAY 31, 2001   MAY 31, 2001
                                                -------------  -------------
                                                   2001(A)        2001(A)
                                                -------------  -------------

      INTERSTATE TAX-EXEMPT FUND
      ----------------------------------------
      Net asset value beginning of year.......    $ 1.0000       $ 1.0000
                                                  --------       --------
      Net investment income from investment
        operations............................       .0002          .0002
      Less dividends from net investment
        income................................      (.0002)        (.0002)
                                                  --------       --------
      Net asset value end of year.............    $ 1.0000       $ 1.0000
                                                  ========       ========
      Total Return............................        0.02%          0.02%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of year (millions).......    $   85.4       $   45.7
      Ratio of expenses to average net assets
        (b) ..................................        0.60%          0.25%
      Ratio of net investment income to
        average net assets (b) ...............        2.56%          2.91%

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2001      2000      1999      1998      1997
                                 --------  --------  --------  --------  --------

      NEW YORK TAX-EXEMPT FUND
      -------------------------
      Net asset value beginning
        of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0281    0.0258    0.0222    0.0268    0.0247
      Less dividends from net
        investment income......   (0.0281)  (0.0258)  (0.0222)  (0.0268)  (0.0247)
                                 --------  --------  --------  --------  --------
      Net asset value end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............      2.87%     2.58%     2.22%     2.68%     2.47%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  281.6  $  228.4  $  186.0  $  171.2  $  153.2
      Ratio of expenses to
        average net assets.....      1.01%     1.00%     1.00%     0.94%     1.04%
      Ratio of net investment
        income to average net
        assets.................      2.81%     2.55%     2.19%     2.63%     2.43%

                                                  FISCAL      PERIOD
                                                YEAR ENDED    ENDED
                                                 MAY 31,     MAY 31,
                                                   2001      2001(D)
                                                ----------  ----------

      CALIFORNIA II TAX-EXEMPT FUND
      ----------------------------------------
      Net asset value beginning of period.....   $ 1.0000    $ 1.0000
                                                 --------    --------
      Net investment income from investment
        operations............................     0.0236      0.0208
      Less dividends from net investment
        income................................    (0.0236)    (0.0208)
                                                 --------    --------
      Net asset value end of period...........   $ 1.0000    $ 1.0000
                                                 ========    ========
      Total Return............................       2.42%       2.27%(b)
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....   $  136.2    $   91.4
      Ratio of expenses to average net
        assets................................       1.00%       1.00%(b)(c)
      Ratio of net investment income to
        average net assets....................       2.36%       2.27%(b)(c)

--------------------------------------------------------------------------------

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2001      2000      1999      1998      1997
                                 --------  --------  --------  --------  --------

      CONNECTICUT TAX-EXEMPT FUND
      -------------------------
      Net asset value beginning
        of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0273    0.0248    0.0221    0.0267    0.0243
      Less dividends from net
        investment income......   (0.0273)  (0.0248)  (0.0221)  (0.0267)  (0.0243)
                                 --------  --------  --------  --------  --------
      Net asset value end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............      2.75%     2.48%     2.21%     2.67%     2.43%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $   40.2  $   51.1  $   55.4  $   36.8  $   33.5
      Ratio of expenses to
        average net assets.....      1.01%     1.00%     1.00%     0.89%     0.97%
      Ratio of net investment
        income to average net
        assets.................      2.73%     2.42%     2.17%     2.64%     2.39%

                                                                          PERIOD
                                       FISCAL YEARS ENDED MAY 31,         ENDED
                                 --------------------------------------  MAY 31,
                                   2001      2000      1999      1998    1997(E)
                                 --------  --------  --------  --------  --------

      FLORIDA TAX-EXEMPT FUND
      -------------------------
      Net asset value beginning
        of period..............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0294    0.0272    0.0237    0.0269    0.0228
      Less dividends from net
        investment income......   (0.0294)  (0.0272)  (0.0237)  (0.0269)  (0.0228)
                                 --------  --------  --------  --------  --------
      Net asset value end of
        period.................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............      2.98%     2.72%     2.37%     2.69%     2.42%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $   28.9  $   28.9  $   22.6  $   10.8  $    4.1
      Ratio of expenses to
        average net assets.....      1.01%     1.00%     1.00%     0.94%     1.04%(b)
      Ratio of net investment
        income to average net
        assets.................      2.94%     2.68%     2.30%     2.62%     2.39%(b)

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2001      2000      1999      1998      1997
                                 --------  --------  --------  --------  --------

      MASSACHUSETTS TAX-EXEMPT FUND
      -------------------------
      Net asset value beginning
        of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0279    0.0256    0.0220    0.0284    0.0259
      Less dividends from net
        investment income......   (0.0279)  (0.0256)  (0.0220)  (0.0284)  (0.0259)
                                 --------  --------  --------  --------  --------
      Net asset value end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............      2.85%     2.56%     2.20%     2.84%     2.59%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $   18.8  $   16.1  $   19.9  $   25.4  $   13.0
      Ratio of expenses to
        average net assets.....      1.00%     1.00%     1.00%     0.75%     0.83%(c)
      Ratio of net investment
        income to average net
        assets.................      2.79%     2.55%     2.17%     2.78%     2.54%(c)

--------------------------------------------------------------------------------

                                                 FISCAL
                                              YEARS ENDED        PERIOD
                                                MAY 31,          ENDED
                                           ------------------   MAY 31,
                                             2001      2000     1999(F)
                                           --------  --------  ----------

      MICHIGAN TAX-EXEMPT FUND
      -----------------------------------
      Net asset value beginning of
        period...........................  $ 1.0000  $ 1.0000   $ 1.0000
                                           --------  --------   --------
      Net investment income from
        investment operations............    0.0276    0.0263     0.0118
      Less dividends from net investment
        income...........................   (0.0276)  (0.0263)   (0.0118)
                                           --------  --------   --------
      Net asset value end of period......  $ 1.0000  $ 1.0000   $ 1.0000
                                           ========  ========   ========
      Total Return.......................      2.83%     2.63%      2.55%(b)
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................  $    4.8  $    2.2   $    1.2
      Ratio of expenses to average net
        assets...........................      1.00%     1.00%      1.00%(b)(c)
      Ratio of net investment income to
        average net assets...............      2.76%     2.60%      2.02%(b)(c)

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2001      2000      1999      1998      1997
                                 --------  --------  --------  --------  --------

      NEW JERSEY TAX-EXEMPT FUND
      -------------------------
      Net asset value beginning
        of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0277    0.0249    0.0223    0.0254    0.0236
      Less dividends from net
        investment income......   (0.0277)  (0.0249)  (0.0223)  (0.0254)  (0.0236)
                                 --------  --------  --------  --------  --------
      Net asset value end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............      2.83%     2.49%     2.23%     2.54%     2.36%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $   52.9  $   44.4  $   41.3  $   37.6  $   39.5
      Ratio of expenses to
        average net assets.....      1.01%     1.05%     1.00%     0.99%     1.06%
      Ratio of net investment
        income to average net
        assets.................      2.77%     2.46%     2.17%     2.50%     2.33%

                                                                      PERIOD
                                       FISCAL YEARS ENDED MAY 31,     ENDED
                                      ----------------------------   MAY 31,
                                        2001      2000      1999     1998(G)
                                      --------  --------  --------  ----------

      OHIO TAX-EXEMPT FUND
      ------------------------------
      Net asset value beginning of
        period......................  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                      --------  --------  --------   --------
      Net investment income from
        investment operations.......    0.0281    0.0256    0.0236     0.0048
      Less dividends from net
        investment income...........   (0.0281)  (0.0256)  (0.0236)   (0.0048)
                                      --------  --------  --------   --------
      Net asset value end of
        period......................  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                      ========  ========  ========   ========
      Total Return..................      2.88%     2.56%     2.36%      2.87%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................  $    8.1  $    8.9  $    1.2   $    2.5
      Ratio of expenses to average
        net assets..................      1.00%     1.00%     1.00%(c)      0.89%(b)
      Ratio of net investment income
        to average net assets.......      2.81%     2.95%     2.16%(c)      2.86%(b)

--------------------------------------------------------------------------------

                                                                      PERIOD
                                       FISCAL YEARS ENDED MAY 31,     ENDED
                                      ----------------------------   MAY 31,
                                        2001      2000      1999     1998(H)
                                      --------  --------  --------  ----------

      PENNSYLVANIA TAX-EXEMPT FUND
      ------------------------------
      Net asset value beginning of
        period......................  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                      --------  --------  --------   --------
      Net investment income from
        investment operations.......    0.0287    0.0276    0.0234     0.0189
      Less dividends from net
        investment income...........   (0.0287)  (0.0276)  (0.0234)   (0.0189)
                                      --------  --------  --------   --------
      Net asset value end of
        period......................  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                      ========  ========  ========   ========
      Total Return..................      2.97%     2.76%     2.34%      2.64%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................  $   34.1  $   21.1  $   16.9   $   13.2
      Ratio of expenses to average
        net assets..................      1.00%     1.00%     1.00%      1.00%(b)
      Ratio of net investment income
        to average net assets.......      2.87%     2.73%     2.28%      2.62%(b)

                                                  FISCAL      PERIOD
                                                YEAR ENDED    ENDED
                                                 MAY 31,     MAY 31,
                                                   2001      2000(I)
                                                ----------  ----------

      VIRGINIA TAX-EXEMPT FUND
      ----------------------------------------
      Net asset value beginning of period.....   $ 1.0000    $ 1.0000
                                                 --------    --------
      Net investment income from investment
        operations............................     0.0253      0.0075
      Less dividends from net investment
        income................................    (0.0253)    (0.0075)
                                                 --------    --------
      Net asset value end of period...........   $ 1.0000    $ 1.0000
                                                 ========    ========
      Total Return............................       2.77%       3.08%(b)
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....   $    6.7    $    2.1
      Ratio of expenses to average net
        assets................................       1.00%       1.01%(b)(c)
      Ratio of net investment income to
        average net assets....................       2.53%       3.19%(b)(c)

---------------

(a)  From May 29, 2001 (Commencement of Class) to May 31, 2001.
(b)  Annualized.

--------------------------------------------------------------------------------

(c) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income ratios amounted to:

                                                                        NET
                                                FISCAL    EXPENSE    INVESTMENT
                                                 YEAR      RATIO       INCOME
                                               --------   --------   ----------
     U.S. Treasury Fund......................    2001       .99%        4.68%
                                                 2000       .86         4.26
                                                 1999       .77         3.99
                                                 1998       .77         4.46
                                                 1997       .77         4.33
     California II...........................    2000       .96         2.31
     Massachusetts...........................    1997       .79         2.58
     Michigan................................    1999       .49         2.53
     Ohio....................................    1999       .83         2.32
     Virginia................................    2000       .97         3.23

(d)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(e)  From June 24, 1996 (Commencement of Operations) to May 31, 1997.
(f)  From December 14, 1998 (Commencement of Operations) to May 31, 1999.
(g)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.
(h)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.
(i)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.

                  -------------------------------------------
                      FEDERAL TAX INFORMATION (UNAUDITED)
The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.